UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	October 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.14%
Abengoa 144A 5.125% exercise price $37.29, expiration
date 2/23/17 #@	3,800,000	$1,968,875
Total Convertible Bond (cost $3,709,500)		1,968,875

Corporate Bonds – 87.63%
Banking – 15.94%
Ally Financial 8.00% 11/1/31	1,840,000	2,237,900
Bank of America 3.95% 4/21/25	11,010,000	10,854,737
BBVA Bancomer 144A 7.25% 4/22/20 #	5,835,000	6,506,492
Branch Banking & Trust 3.625% 9/16/25	5,800,000	5,859,340
Citigroup 4.45% 9/29/27	3,450,000	3,454,809
Compass Bank 3.875% 4/10/25	7,970,000	7,436,273
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.375% 8/4/25	9,685,000	9,900,733
Credit Suisse 144A 6.50% 8/8/23 #	6,235,000	6,841,042
Credit Suisse Group 144A 6.25% 12/29/49 #●	1,500,000	1,493,035
Credit Suisse Group Funding Guernsey 144A
3.75% 3/26/25 #	4,965,000	4,863,684
Fifth Third Bancorp 2.875% 7/27/20	2,080,000	2,096,440
Goldman Sachs Group 4.75% 10/21/45	6,760,000	6,873,149
HSBC USA 2.75% 8/7/20	4,480,000	4,514,612
ING Groep
6.00% 12/29/49 ●	1,485,000	1,460,869
6.50% 12/29/49 ●	4,920,000	4,757,025
JPMorgan Chase 4.25% 10/1/27	11,450,000	11,518,654
KeyBank
3.18% 5/22/22	5,495,000	5,566,677
3.30% 6/1/25	12,065,000	11,992,586
Lloyds Banking Group 7.50% 4/30/49 ●	3,560,000	3,791,400
Morgan Stanley
3.95% 4/23/27	8,040,000	7,838,389
4.00% 7/23/25	4,280,000	4,406,637
MUFG Americas Holdings 3.00% 2/10/25	2,285,000	2,185,198
Nordea Bank 144A 6.125% 12/29/49 #●	4,040,000	4,004,650
PNC Bank
1.85% 7/20/18	3,500,000	3,509,531
2.45% 11/5/20	8,185,000	8,198,792
2.60% 7/21/20	2,500,000	2,528,973
Popular 7.00% 7/1/19	4,475,000	4,379,906
Regions Bank 2.25% 9/14/18	11,235,000	11,282,715
Royal Bank of Scotland Group 8.00% 12/29/49 ●	1,100,000	1,152,250
Santander UK Group Holdings
2.875% 10/16/20	2,155,000	2,158,168

NQ-460 [10/15] 12/15 (15597)     1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Santander UK Group Holdings
144A 4.75% 9/15/25 #	9,190,000	$9,193,786
Societe Generale 144A 8.00% 9/29/49 #●	3,485,000	3,526,935
State Street
2.55% 8/18/20	4,695,000	4,746,518
3.55% 8/18/25	5,945,000	6,111,240
SVB Financial Group 3.50% 1/29/25	655,000	635,605
Synchrony Financial 4.50% 7/23/25	3,785,000	3,841,677
U.S. Bancorp 3.60% 9/11/24 @	6,730,000	6,878,134
UBS 7.625% 8/17/22	7,555,000	8,749,770
USB Capital IX 3.50% 10/29/49 @●	3,207,000	2,552,807
Wells Fargo 4.30% 7/22/27	8,525,000	8,809,437
Woori Bank 144A 4.75% 4/30/24 #	6,675,000	6,898,245
Zions Bancorporation 4.50% 6/13/23	4,100,000	4,237,740
		229,846,560
Basic Industry – 5.78%
ArcelorMittal
5.125% 6/1/20	1,000,000	963,440
10.60% 6/1/19	3,390,000	3,762,900
BHP Billiton Finance USA
144A 6.25% 10/19/75 #●	4,490,000	4,596,637
144A 6.75% 10/19/75 #●	855,000	873,169
CF Industries
5.375% 3/15/44	1,235,000	1,223,969
6.875% 5/1/18	9,165,000	10,148,551
7.125% 5/1/20	4,200,000	4,898,846
Chemours 144A 7.00% 5/15/25 #	2,517,000	1,881,457
Dow Chemical 8.55% 5/15/19	4,420,000	5,319,908
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,711,767
International Paper 3.80% 1/15/26	4,280,000	4,279,825
INVISTA Finance 144A 4.25% 10/15/19 #	4,580,000	4,499,850
LyondellBasell Industries 4.625% 2/26/55	2,650,000	2,302,895
Methanex 4.25% 12/1/24	6,945,000	6,604,369
Mexichem 144A 5.875% 9/17/44 #	5,605,000	5,037,494
NOVA Chemicals 144A 5.00% 5/1/25 #	3,835,000	3,844,587
PPG Industries 2.30% 11/15/19	3,370,000	3,365,390
TPC Group 144A 8.75% 12/15/20 #	1,250,000	1,028,250
Valspar 4.40% 2/1/45	8,845,000	8,014,738
		83,358,042
Brokerage – 0.99%
Affiliated Managers Group 3.50% 8/1/25	4,135,000	3,977,349

2     NQ-460 [10/15] 12/15 (15597)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
5.125% 1/20/23	255,000	$255,586
6.45% 6/8/27	5,627,000	5,892,099
6.50% 1/20/43	1,575,000	1,546,371
Lazard Group
3.75% 2/13/25	1,075,000	1,007,830
6.85% 6/15/17	1,525,000	1,635,192
		14,314,427
Capital Goods – 1.55%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	5,805,000	5,093,887
Fortune Brands Home & Security 3.00% 6/15/20	2,865,000	2,880,474
Masco 4.45% 4/1/25	2,715,000	2,728,575
Rolls-Royce 144A 3.625% 10/14/25 #	8,700,000	8,829,099
United Rentals North America 5.50% 7/15/25	2,855,000	2,858,569
		22,390,604
Communications – 12.58%
21st Century Fox America
144A 3.70% 10/15/25 #	4,045,000	4,053,786
144A 4.95% 10/15/45 #	3,775,000	3,877,691
Altice Luxembourg 144A 7.75% 5/15/22 #	2,270,000	2,190,550
American Tower
2.80% 6/1/20	4,730,000	4,713,015
4.00% 6/1/25	9,130,000	9,040,234
AT&T
4.50% 5/15/35	3,075,000	2,885,322
4.75% 5/15/46	13,550,000	12,489,035
CBS 4.00% 1/15/26	8,675,000	8,670,350
CCO Holdings 144A 5.375% 5/1/25 #	2,425,000	2,406,813
CCO Safari II 144A 4.908% 7/23/25 #	9,825,000	10,001,988
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	6,912,521
Digicel Group 144A 8.25% 9/30/20 #	4,545,000	4,045,050
Frontier Communications
144A 10.50% 9/15/22 #	955,000	993,200
144A 11.00% 9/15/25 #	2,045,000	2,148,518
Grupo Televisa 5.00% 5/13/45	4,770,000	4,325,789
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,108,082
Historic TW 6.875% 6/15/18	5,285,000	5,968,858
Intelsat Luxembourg
7.75% 6/1/21	2,155,000	1,282,225
8.125% 6/1/23	6,025,000	3,599,937
Neptune Finco 144A 6.625% 10/15/25 #	2,125,000	2,241,875
Numericable-SFR 144A 6.00% 5/15/22 #	1,270,000	1,276,350

NQ-460 [10/15] 12/15 (15597)     3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Sable International Finance 144A 6.875% 8/1/22 #	3,000,000	$3,067,500
SBA Tower Trust
144A 2.24% 4/16/18 #	4,945,000	4,902,863
144A 2.898% 10/15/19 #	755,000	750,629
Scripps Networks Interactive 3.95% 6/15/25	4,665,000	4,473,376
SES 144A 3.60% 4/4/23 #	3,855,000	3,851,118
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	7,815,000	7,669,227
Sinclair Television Group 144A 5.625% 8/1/24 #	3,070,000	3,020,113
Sky 144A 3.75% 9/16/24 #	6,905,000	6,894,594
Sprint 7.25% 9/15/21	3,145,000	2,897,331
Sprint Communications 7.00% 8/15/20	3,355,000	3,120,150
Time Warner 3.60% 7/15/25	5,810,000	5,770,161
Time Warner Cable
4.50% 9/15/42	935,000	760,008
5.50% 9/1/41	6,635,000	6,109,714
Tribune Media 144A 5.875% 7/15/22 #	1,500,000	1,545,000
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,610,000
Verizon Communications
4.40% 11/1/34	3,555,000	3,351,960
4.862% 8/21/46	15,420,000	14,819,175
Viacom 4.85% 12/15/34	9,700,000	8,390,587
WPP Finance 2010 5.625% 11/15/43	3,057,000	3,177,324
		181,412,019
Consumer Cyclical – 5.77%
AutoNation
3.35% 1/15/21	3,225,000	3,259,978
4.50% 10/1/25	925,000	949,167
Bed Bath & Beyond 4.915% 8/1/34	495,000	449,867
Cencosud 144A 5.15% 2/12/25 #	5,155,000	5,061,751
CVS Health 144A 5.00% 12/1/24 #	3,120,000	3,471,792
General Motors
5.20% 4/1/45	1,825,000	1,813,563
6.25% 10/2/43	2,475,000	2,742,354
General Motors Financial
3.20% 7/13/20	1,260,000	1,251,374
3.45% 4/10/22	1,500,000	1,466,875
4.00% 1/15/25	3,695,000	3,629,746
4.30% 7/13/25	2,895,000	2,951,884
4.375% 9/25/21	3,305,000	3,433,333
Harman International Industries 4.15% 5/15/25	8,920,000	8,729,915
Home Depot
2.625% 6/1/22	3,195,000	3,217,915

4     NQ-460 [10/15] 12/15 (15597)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Home Depot
3.35% 9/15/25	2,955,000	$3,035,494
Lowe’s 3.375% 9/15/25	4,000,000	4,067,100
Magna International 4.15% 10/1/25	2,640,000	2,692,737
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	1,175,000	1,163,250
NIKE 3.875% 11/1/45	6,410,000	6,296,966
QVC
4.375% 3/15/23	6,645,000	6,418,166
5.45% 8/15/34	5,070,000	4,530,876
Signet UK Finance 4.70% 6/15/24	3,995,000	4,014,048
Starwood Hotels & Resorts Worldwide
3.125% 2/15/23 @	3,984,000	3,844,791
3.75% 3/15/25 @	3,135,000	3,070,259
Wynn Las Vegas 144A 5.50% 3/1/25 #	1,685,000	1,587,776
		83,150,977
Consumer Non-Cyclical – 4.86%
Campbell Soup 3.30% 3/19/25	5,670,000	5,568,768
Celgene 3.875% 8/15/25	8,630,000	8,669,871
Community Health Systems 6.875% 2/1/22	4,380,000	4,434,750
ExamWorks Group 5.625% 4/15/23	1,750,000	1,826,563
IASIS Healthcare 8.375% 5/15/19	1,578,000	1,617,450
JB 144A 3.75% 5/13/25 #	8,965,000	8,761,943
JBS Investments 144A 7.75% 10/28/20 #	5,285,000	5,657,593
JBS USA 144A 5.75% 6/15/25 #	5,575,000	5,421,687
PepsiCo 4.45% 4/14/46	3,550,000	3,643,379
Perrigo Finance 3.50% 12/15/21	5,730,000	5,614,122
Reynolds American
4.00% 6/12/22	4,500,000	4,723,907
5.85% 8/15/45	1,445,000	1,608,886
St. Jude Medical 2.80% 9/15/20	2,845,000	2,864,921
Stryker 3.375% 11/1/25	2,490,000	2,492,017
Sysco 2.60% 10/1/20	4,050,000	4,094,242
Tenet Healthcare
6.75% 6/15/23	2,700,000	2,693,250
8.125% 4/1/22	340,000	361,250
		70,054,599
Electric – 11.59%
AES Gener 144A 8.375% 12/18/73 #@●	7,642,000	7,947,680
Ameren Illinois 9.75% 11/15/18	6,971,000	8,535,467
Appalachian Power 3.40% 6/1/25	10,655,000	10,503,582
Calpine 5.50% 2/1/24	3,155,000	3,013,025
Cleveland Electric Illuminating 5.50% 8/15/24	8,160,000	9,314,689

NQ-460 [10/15] 12/15 (15597)     5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
ComEd Financing III 6.35% 3/15/33 @	7,500,000	$7,849,020
DTE Energy 144A 3.30% 6/15/22 #	4,775,000	4,850,827
Dynegy
7.375% 11/1/22	3,130,000	3,153,475
7.625% 11/1/24	2,000,000	2,015,000
El Paso Electric 3.30% 12/15/22	2,830,000	2,768,578
Electricite de France
144A 3.625% 10/13/25 #	3,775,000	3,768,277
144A 4.95% 10/13/45 #	3,635,000	3,615,095
144A 5.25% 1/29/49 #●	7,000,000	6,991,250
Enel 144A 8.75% 9/24/73 #●	4,125,000	4,764,375
Entergy 4.00% 7/15/22	3,000,000	3,087,588
Entergy Louisiana 3.78% 4/1/25	7,220,000	7,295,442
Exelon 3.95% 6/15/25	3,880,000	3,924,410
Integrys Holding 6.11% 12/1/66 @●	7,419,000	6,242,710
Interstate Power & Light 3.40% 8/15/25	3,220,000	3,257,622
Kansas City Power & Light 3.65% 8/15/25	10,115,000	10,287,076
Korea East-West Power 144A 2.625% 11/27/18 #	6,345,000	6,454,749
Louisville Gas & Electric
3.30% 10/1/25	4,795,000	4,893,048
4.375% 10/1/45	2,835,000	2,945,194
MidAmerican Energy 4.25% 5/1/46	3,500,000	3,552,909
National Rural Utilities Cooperative Finance
2.30% 11/1/20	4,490,000	4,481,352
3.25% 11/1/25	3,805,000	3,821,689
NV Energy 6.25% 11/15/20	4,475,000	5,179,732
Pennsylvania Electric 5.20% 4/1/20	8,131,000	8,820,476
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	8,785,000	8,953,250
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,000,000	2,009,532
WEC Energy Group 2.45% 6/15/20	2,850,000	2,869,064
		167,166,183
Energy – 8.30%
Chesapeake Energy
4.875% 4/15/22	1,955,000	1,221,875
5.75% 3/15/23	4,070,000	2,584,450
CNOOC Finance 2015 Australia 2.625% 5/5/20	3,400,000	3,355,467
Continental Resources 4.50% 4/15/23	7,495,000	6,632,101
Dominion Gas Holdings 4.60% 12/15/44	1,705,000	1,614,688
Ecopetrol 5.375% 6/26/26	3,475,000	3,246,950
Enbridge Energy Partners 8.05% 10/1/37 ●	6,190,000	5,648,375
Energy Transfer Equity 5.50% 6/1/27	1,645,000	1,472,535

6     NQ-460 [10/15] 12/15 (15597)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
EnLink Midstream Partners 4.15% 6/1/25	4,640,000	$4,241,020
Enterprise Products Operating
3.70% 2/15/26	7,820,000	7,448,511
7.034% 1/15/68 ●	9,021,000	9,550,984
Gulfstream Natural Gas System 144A 4.60% 9/15/25 #	3,405,000	3,394,645
Kinder Morgan Energy Partners 9.00% 2/1/19	2,805,000	3,241,379
Newfield Exploration 5.625% 7/1/24	4,150,000	4,129,250
Noble Energy 5.05% 11/15/44	3,540,000	3,250,679
Petroleos Mexicanos
144A 4.25% 1/15/25 #	1,920,000	1,831,680
5.50% 6/27/44	2,486,000	2,130,999
144A 5.50% 6/27/44 #	1,000,000	857,200
Petronas Global Sukuk 144A 2.707% 3/18/20 #	5,095,000	5,072,908
Regency Energy Partners 5.875% 3/1/22	14,441,000	14,849,247
Talisman Energy 3.75% 2/1/21	10,330,000	9,442,839
TransCanada PipeLines 3.75% 10/16/23	3,020,000	3,026,475
Williams Partners 7.25% 2/1/17	8,087,000	8,557,534
Woodside Finance
144A 3.65% 3/5/25 #	4,215,000	3,846,461
144A 8.75% 3/1/19 #	7,800,000	9,126,296
		119,774,548
Finance Companies – 2.29%
AerCap Ireland Capital 4.625% 10/30/20	3,095,000	3,214,931
Aviation Capital Group
144A 2.875% 9/17/18 #	405,000	405,194
144A 4.875% 10/1/25 #	2,870,000	2,881,337
144A 6.75% 4/6/21 #	3,415,000	3,871,756
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	6,000,000	6,045,000
General Electric Capital 7.125% 12/29/49 ●	6,300,000	7,410,375
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	9,115,000	9,191,283
		33,019,876
Insurance – 4.79%
ACE INA Holdings
2.875% 11/3/22	2,230,000	2,235,002
3.35% 5/3/26	4,805,000	4,827,497
4.35% 11/3/45	3,155,000	3,201,808
American International Group 4.125% 2/15/24	6,565,000	6,937,308
Highmark
144A 4.75% 5/15/21 #@	1,685,000	1,735,403
144A 6.125% 5/15/41 #@	920,000	926,586
HUB International 144A 7.875% 10/1/21 #	4,540,000	4,540,000
MetLife 5.25% 12/29/49 ●	10,550,000	10,675,281

NQ-460 [10/15] 12/15 (15597)     7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
MetLife Capital Trust X 144A 9.25% 4/8/38 #	2,160,000	$3,008,232
Prudential Financial 5.375% 5/15/45 ●	3,370,000	3,391,063
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	3,570,000	3,618,088
144A 4.125% 11/1/24 #	9,450,000	9,639,331
Voya Financial 5.65% 5/15/53 ●	3,040,000	3,093,200
XLIT
4.45% 3/31/25	4,725,000	4,733,146
5.50% 3/31/45	4,445,000	4,278,913
6.50% 10/29/49 ●	2,822,000	2,258,164
		69,099,022
Natural Gas – 0.46%
Korea Gas 144A 2.875% 7/29/18 #	6,425,000	6,573,951
		6,573,951
Real Estate Investment Trusts – 3.54%
CBL & Associates 4.60% 10/15/24	4,480,000	4,257,568
Corporate Office Properties 5.25% 2/15/24	5,730,000	5,851,986
CubeSmart 4.00% 11/15/25	4,690,000	4,679,795
DDR 4.25% 2/1/26	2,405,000	2,393,754
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,163,361
Host Hotels & Resorts
3.75% 10/15/23	8,645,000	8,369,579
4.50% 2/1/26	2,250,000	2,265,395
Kimco Realty 3.40% 11/1/22	875,000	876,846
Omega Healthcare Investors 4.50% 1/15/25	12,590,000	12,341,624
Ventas Realty 4.125% 1/15/26	2,690,000	2,696,978
WP Carey 4.60% 4/1/24	3,120,000	3,156,108
		51,052,994
Technology – 5.28%
Apple 3.45% 2/9/45	13,975,000	12,086,796
Baidu 2.75% 6/9/19	5,430,000	5,428,203
First Data
144A 7.00% 12/1/23 #	3,160,000	3,223,200
11.75% 8/15/21	3,500,000	3,998,750
Flextronics International 144A 4.75% 6/15/25 #	5,110,000	4,995,025
Microsoft
4.20% 11/3/35	4,230,000	4,260,981
4.45% 11/3/45	3,155,000	3,206,837
Motorola Solutions
3.50% 3/1/23	2,130,000	1,902,850
4.00% 9/1/24	2,760,000	2,440,000
National Semiconductor 6.60% 6/15/17	6,644,000	7,210,036

8     NQ-460 [10/15] 12/15 (15597)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Oracle
3.25% 5/15/30	1,595,000	$1,497,794
4.125% 5/15/45	5,510,000	5,190,651
QUALCOMM
3.00% 5/20/22	3,725,000	3,681,607
3.45% 5/20/25	3,465,000	3,331,663
Seagate HDD Cayman
4.75% 1/1/25	3,335,000	3,000,666
144A 4.875% 6/1/27 #	5,470,000	4,764,780
Tencent Holdings 144A 3.375% 5/2/19 #	5,810,000	5,939,104
		76,158,943
Transportation – 3.91%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	2,585,000	2,497,756
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	1,907,194	1,928,650
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	3,265,000	3,189,089
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	1,415,000	1,435,164
Avis Budget Car Rental 144A 5.25% 3/15/25 #	3,500,000	3,500,000
Brambles USA 144A 4.125% 10/23/25 #	5,250,000	5,270,963
Burlington Northern Santa Fe 4.70% 9/1/45	4,570,000	4,672,030
CSX 3.35% 11/1/25	12,540,000	12,556,728
FedEx 4.75% 11/15/45	7,160,000	7,091,450
HPHT Finance 15 144A 2.875% 3/17/20 #	4,665,000	4,674,787
Trinity Industries 4.55% 10/1/24 @	4,290,000	4,085,346
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	1,513,636	1,545,801
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	3,885,000	3,918,994
		56,366,758
Total Corporate Bonds (cost $1,286,785,150)		1,263,739,503

Municipal Bonds – 1.52%
California (Various Purpose)
5.00% 4/1/43	6,520,000	7,358,342
Chicago, Illinois
(Taxable Build America Bond) Series B 7.75% 1/1/42	4,490,000	4,629,010
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	7,339,481

NQ-460 [10/15] 12/15 (15597)     9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Texas Private Activity Bond Surface Transportation
Revenue Bond
(Senior Lien NTE Mobility Partners Segment 3) 6.75%
6/30/43 (AMT)	2,200,000	$2,675,926
Total Municipal Bonds (cost $18,906,889)		22,002,759

Senior Secured Loans – 1.21%«
Avaya 1st Lien 4.823% 10/26/17	3,295,000	2,718,375
Gardner Denver 1st Lien 4.25% 7/30/20	2,984,772	2,806,100
iHeartCommunications Tranche D 1st Lien
6.938% 1/30/19	6,655,000	5,592,576
KIK Custom Products 1st Lien 6.00% 8/26/22	3,500,000	3,428,908
Rite Aid 2nd Lien 5.75% 8/21/20	2,849,000	2,877,490
Total Senior Secured Loans (cost $18,732,780)		17,423,449

U.S. Treasury Obligations – 1.90%
U.S. Treasury Notes
1.375% 9/30/20	465,000	461,879
1.375% 10/31/20	6,700,000	6,651,646
2.00% 8/15/25	20,505,000	20,235,072
Total U.S. Treasury Obligations (cost $27,483,032)		27,348,597

	Number of shares
Preferred Stock – 3.04%
Ally Financial
144A 7.00% #	2,002	2,050,361
8.50% ●	33,359	857,326
Bank of America
6.10% ●	2,840,000	2,875,500
6.50% ●	8,275,000	8,657,801
DTE Energy 5.25%	305,000	7,490,800
Entergy Arkansas 4.90%	285,000	7,136,400
GMAC Capital Trust I 8.125% ●	50,000	1,291,500
Morgan Stanley 5.55% ●	5,200,000	5,200,000
PNC Preferred Funding Trust II 144A 1.56% #●	8,600,000	7,965,750
USB Realty 144A 1.468% #@●	400,000	363,500
Total Preferred Stock (cost $43,005,008)		43,888,938

10     NQ-460 [10/15] 12/15 (15597)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 4.47%
Discount Notes – 2.53%≠
Federal Home Loan Bank
0.12% 1/4/16	5,928,626	$5,927,796
0.12% 1/25/16	4,598,918	4,598,058
0.14% 2/18/16	5,809,394	5,807,477
0.155% 2/3/16	4,527,885	4,526,599
0.17% 1/21/16	4,206,636	4,205,887
0.18% 2/26/16	4,593,585	4,591,959
0.18% 3/7/16	1,992,832	1,991,610
0.185% 1/19/16	591,459	591,356
0.19% 3/22/16	3,165,479	3,163,310
0.195% 12/2/15	837,707	837,686
0.295% 3/2/16	286,266	286,098
		36,527,836
Repurchase Agreements – 1.94%
Bank of America Merrill Lynch
0.04%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $4,685,612 (collateralized by U.S.
government obligations 3.625% 8/15/43;
market value $4,779,309)	4,685,597	4,685,597
Bank of Montreal
0.05%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $2,342,808 (collateralized by U.S.
government obligations 2.00%–4.50%
8/15/25–8/15/45;
market value $2,389,654)	2,342,798	2,342,798
BNP Paribas
0.06%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $20,848,885 (collateralized by U.S.
government obligations 0.00%-8.50%
2/29/16-11/15/44;
market value $21,265,758)	20,848,780	20,848,780
		27,877,175
Total Short-Term Investments (cost $64,400,497)		64,405,011
Total Value of Securities – 99.91%
(cost $1,463,022,856)		1,440,777,132
Receivables and Other Assets Net of Liabilities – 0.09%		1,366,143
Net Assets Applicable to 251,506,705 Shares Outstanding – 100.00%		$1,442,143,275

NQ-460 [10/15] 12/15 (15597)     11

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2015, the aggregate value of Rule 144A securities was $358,840,046, which represents 24.88% of the Fund’s net assets.

@	Illiquid security. At Oct. 31, 2015, the aggregate value of illiquid securities was $47,465,111, which represents 3.29% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Oct. 31, 2015. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2015.

AMT – Subject to Alternative Minimum Tax

12     NQ-460 [10/15] 12/15 (15597)

Notes
Delaware Corporate Bond Fund	October 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-460 [10/15] 12/15 (15597)     13

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2015:

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$1,265,708,378	$1,265,708,378
Municipal Bonds	—	22,002,759	22,002,759
Senior Secured Loans	—	17,423,449	17,423,449
Preferred Stock[1]	16,776,026	27,112,912	43,888,938
U.S. Treasury Obligations	—	27,348,597	27,348,597
Short-Term Investments	—	64,405,011	64,405,011
Total Value of Securities	$16,776,026	$1,424,001,106	$1,440,777,132

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	38.22%	61.78%	100.00%

During the period ended Oct. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Oct. 31, 2015, there were no Level 3 investments.

14     NQ-460 [10/15] 12/15 (15597)

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-460 [10/15] 12/15 (15597)     15

Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 85.15%
Banking – 12.51%
Ally Financial 8.00% 11/1/31	595,000	$723,669
Bank of America
3.875% 8/1/25	2,605,000	2,655,706
3.95% 4/21/25	4,575,000	4,510,483
Barclays 5.25% 8/17/45	4,275,000	4,455,384
BBVA Bancomer 144A 7.25% 4/22/20 #	3,095,000	3,451,173
Cooperatieve Centrale Raiffeisen-Boerenleenbank
4.375% 8/4/25	8,535,000	8,725,117
Credit Suisse 144A 6.50% 8/8/23 #	3,170,000	3,478,124
Credit Suisse Group Funding Guernsey 144A
4.875% 5/15/45 #	3,025,000	3,037,645
Goldman Sachs Group 4.75% 10/21/45	2,945,000	2,994,293
ING Groep 6.50% 12/29/49 ●	2,055,000	1,986,928
JPMorgan Chase 4.25% 10/1/27	7,525,000	7,570,120
KeyBank 6.95% 2/1/28	2,467,000	3,122,798
Lloyds Banking Group 7.50% 4/30/49 ●	1,500,000	1,597,500
Morgan Stanley 3.95% 4/23/27	4,630,000	4,513,898
Popular 7.00% 7/1/19	1,700,000	1,663,875
Santander UK Group Holdings 144A 5.625% 9/15/45 #	5,935,000	6,014,660
Societe Generale 144A 8.00% 9/29/49 #●	1,515,000	1,533,230
SVB Financial Group 3.50% 1/29/25	2,440,000	2,367,749
UBS 7.625% 8/17/22	4,020,000	4,655,735
USB Capital IX 3.50% 10/29/49 @●	810,000	644,769
Wells Fargo 4.30% 7/22/27	5,690,000	5,879,847
Woori Bank 144A 4.75% 4/30/24 #	2,300,000	2,376,923
		77,959,626
Basic Industry – 5.12%
ArcelorMittal 7.75% 10/15/39	1,630,000	1,397,725
BHP Billiton Finance USA
144A 6.25% 10/19/75 #●	1,270,000	1,300,163
144A 6.75% 10/19/75 #●	375,000	382,969
CF Industries 5.375% 3/15/44	7,029,000	6,966,217
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,210,257
International Paper 5.15% 5/15/46	3,065,000	3,016,956
LyondellBasell Industries 4.625% 2/26/55	2,390,000	2,076,951
Methanex 5.65% 12/1/44	6,715,000	6,041,660
Mexichem 144A 5.875% 9/17/44 #	2,095,000	1,882,881
NOVA Chemicals 144A 5.00% 5/1/25 #	1,995,000	1,999,987
TPC Group 144A 8.75% 12/15/20 #	703,000	578,288
Valspar 4.40% 2/1/45	2,250,000	2,038,797
		31,892,851

NQ-464 [10/15] 12/15 (15599)     1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage – 1.59%
Jefferies Group
6.45% 6/8/27	2,640,000	$2,764,376
6.50% 1/20/43	1,985,000	1,948,919
Legg Mason 5.625% 1/15/44	5,000,000	5,210,325
		9,923,620
Capital Goods – 1.50%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	1,615,000	1,417,163
Ingersoll-Rand Luxembourg Finance 4.65% 11/1/44	2,500,000	2,389,933
Valmont Industries 5.00% 10/1/44	6,255,000	5,513,601
		9,320,697
Communications – 10.56%
21st Century Fox America 144A 4.95% 10/15/45 #	3,245,000	3,333,274
Altice Luxembourg 144A 7.75% 5/15/22 #	990,000	955,350
AT&T
4.50% 5/15/35	7,580,000	7,112,435
4.75% 5/15/46	2,740,000	2,525,458
CCO Safari II 144A 6.484% 10/23/45 #	3,080,000	3,202,476
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,897,510
Digicel Group 144A 8.25% 9/30/20 #	1,745,000	1,553,050
Grupo Televisa 5.00% 5/13/45	3,785,000	3,432,518
Intelsat Luxembourg
6.75% 6/1/18	200,000	178,500
7.75% 6/1/21	325,000	193,375
8.125% 6/1/23	1,240,000	740,900
Neptune Finco 144A 6.625% 10/15/25 #	920,000	970,600
Numericable-SFR 144A 6.00% 5/15/22 #	665,000	668,325
Qwest 6.875% 9/15/33	2,983,000	2,967,235
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	7,360,000	7,222,714
Sinclair Television Group 144A 5.625% 8/1/24 #	1,595,000	1,569,081
Sprint
7.25% 9/15/21	1,650,000	1,520,063
7.625% 2/15/25	1,750,000	1,557,500
Time Warner 4.85% 7/15/45	7,175,000	7,157,120
Time Warner Cable
4.50% 9/15/42	395,000	321,073
5.50% 9/1/41	2,800,000	2,578,327
Verizon Communications
4.40% 11/1/34	1,860,000	1,753,768
4.862% 8/21/46	3,713,000	3,568,327
Viacom 4.85% 12/15/34	4,940,000	4,273,144
WPP Finance 2010 5.625% 11/15/43	4,395,000	4,567,987
		65,820,110

2     NQ-464 [10/15] 12/15 (15599)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 5.83%
AutoNation 4.50% 10/1/25	3,250,000	$3,334,909
Bed Bath & Beyond 4.915% 8/1/34	215,000	195,397
Cencosud 144A 5.15% 2/12/25 #	2,250,000	2,209,300
CVS Health 144A 5.00% 12/1/24 #	1,595,000	1,774,843
General Motors
5.20% 4/1/45	6,155,000	6,116,427
6.25% 10/2/43	1,295,000	1,434,888
L Brands 144A 6.875% 11/1/35 #	1,025,000	1,068,563
Lowe’s 4.375% 9/15/45	6,995,000	7,136,236
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	700,000	693,000
NIKE 3.875% 11/1/45	2,875,000	2,824,302
QVC 5.45% 8/15/34	5,980,000	5,344,111
Starwood Hotels & Resorts Worldwide 4.50% 10/1/34 @	4,610,000	4,216,601
		36,348,577
Consumer Non-Cyclical – 8.96%
Biogen 5.20% 9/15/45	6,325,000	6,402,785
Brown-Forman 4.50% 7/15/45	4,585,000	4,778,927
Celgene
4.625% 5/15/44	2,000,000	1,919,796
5.25% 8/15/43	4,315,000	4,450,206
Hasbro 5.10% 5/15/44	5,700,000	5,535,897
JBS Investments 144A 7.75% 10/28/20 #	2,805,000	3,002,753
JBS USA 144A 5.75% 6/15/25 #	1,580,000	1,536,550
PepsiCo 4.45% 4/14/46	1,570,000	1,611,297
Perrigo 5.30% 11/15/43	2,245,000	2,176,523
Quest Diagnostics 4.70% 3/30/45	2,015,000	1,823,510
Reynolds American 5.85% 8/15/45	5,920,000	6,591,423
S.C. Johnson & Son
144A 4.35% 9/30/44 #	3,050,000	2,988,463
144A 4.75% 10/15/46 #	3,165,000	3,266,653
Zimmer Biomet Holdings 4.45% 8/15/45	6,750,000	6,413,256
Zoetis 4.70% 2/1/43	3,800,000	3,367,628
		55,865,667
Electric – 14.98%
AES Gener 144A 8.375% 12/18/73 #@●	1,877,000	1,952,080
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,208,209
Appalachian Power
3.40% 6/1/25	2,425,000	2,390,538
4.40% 5/15/44	6,950,000	6,716,807
Berkshire Hathaway Energy 4.50% 2/1/45	6,950,000	6,981,212
ComEd Financing III 6.35% 3/15/33 @	4,800,000	5,023,373

NQ-464 [10/15] 12/15 (15599)     3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Dynegy
6.75% 11/1/19	755,000	$756,887
7.375% 11/1/22	860,000	866,450
El Paso Electric 3.30% 12/15/22	1,695,000	1,658,212
Electricite de France
144A 4.95% 10/13/45 #	2,910,000	2,894,065
144A 5.25% 1/29/49 #●	3,635,000	3,630,456
Enel 144A 8.75% 9/24/73 #●	1,485,000	1,715,175
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	5,503,205
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,710,471
Entergy Louisiana 4.95% 1/15/45	125,000	125,957
Georgia Power 4.30% 3/15/43	3,000,000	2,740,563
Integrys Holding 6.11% 12/1/66 @●	4,135,000	3,479,392
Louisville Gas & Electric 4.375% 10/1/45	3,335,000	3,464,628
MidAmerican Energy 4.25% 5/1/46	2,500,000	2,537,793
Northern States Power 4.00% 8/15/45	6,820,000	6,723,354
Oncor Electric Delivery 3.75% 4/1/45	5,265,000	4,654,434
PPL Electric Utilities 4.15% 10/1/45	3,765,000	3,781,577
Puget Sound Energy 4.434% 11/15/41	4,870,000	5,066,811
Saudi Electricity Global Sukuk 2 144A 5.06% 4/8/43 #	2,815,000	2,572,206
South Carolina Electric & Gas
4.50% 6/1/64	5,600,000	5,291,367
5.10% 6/1/65	2,635,000	2,792,191
Tampa Electric 4.20% 5/15/45	2,175,000	2,154,005
		93,391,418
Energy – 5.91%
Chesapeake Energy 5.75% 3/15/23	650,000	412,750
Continental Resources 4.50% 4/15/23	3,255,000	2,880,252
Enbridge Energy Partners 8.05% 10/1/37 ●	1,826,000	1,666,225
Energy Transfer Equity 5.50% 6/1/27	720,000	644,514
Energy Transfer Partners 4.90% 3/15/35	3,410,000	2,775,767
Eni 144A 5.70% 10/1/40 #	3,450,000	3,380,213
EnLink Midstream Partners 5.05% 4/1/45	1,380,000	1,116,718
Enterprise Products Operating
4.90% 5/15/46	4,440,000	4,084,862
7.034% 1/15/68 ●	2,830,000	2,996,263
Magellan Midstream Partners 4.20% 3/15/45	1,585,000	1,316,964
Noble Energy
5.05% 11/15/44	3,170,000	2,910,919
5.25% 11/15/43	1,465,000	1,354,187
Petroleos Mexicanos
144A 5.50% 6/27/44 #	1,405,000	1,204,366

4     NQ-464 [10/15] 12/15 (15599)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Petroleos Mexicanos
6.375% 1/23/45	1,595,000	$1,519,237
Regency Energy Partners 4.50% 11/1/23	1,275,000	1,172,127
Talisman Energy 5.50% 5/15/42	3,500,000	2,562,515
Williams Partners 5.10% 9/15/45	6,240,000	4,817,349
		36,815,228
Finance Companies – 1.94%
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	3,000,000	3,022,500
General Electric Capital 7.125% 12/29/49 ●	3,900,000	4,587,375
KKR Group Finance III 144A 5.125% 6/1/44 #	2,585,000	2,560,210
Neuberger Berman Group 144A 4.875% 4/15/45 #	2,140,000	1,889,847
		12,059,932
Insurance – 7.34%
ACE INA Holdings 4.35% 11/3/45	6,320,000	6,413,764
Alleghany 4.90% 9/15/44	3,525,000	3,466,647
American International Group 4.80% 7/10/45	6,105,000	6,322,484
Highmark 144A 6.125% 5/15/41 #@	3,410,000	3,434,412
HUB International 144A 7.875% 10/1/21 #	2,410,000	2,410,000
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	900,000	1,120,500
MetLife Capital Trust X 144A 9.25% 4/8/38 #	1,100,000	1,531,970
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,127,322
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	2,400,000	2,448,084
Transatlantic Holdings 8.00% 11/30/39	704,000	915,641
Trinity Acquisition 6.125% 8/15/43	4,570,000	4,998,620
Voya Financial 5.65% 5/15/53 ●	1,400,000	1,424,500
XLIT
5.50% 3/31/45	7,245,000	6,974,291
6.50% 10/29/49 ●	1,480,000	1,184,296
		45,772,531
Natural Gas – 2.49%
Dominion Gas Holdings 4.60% 12/15/44	9,170,000	8,684,274
Laclede Group 4.70% 8/15/44	6,750,000	6,839,815
		15,524,089
Real Estate Investment Trusts - 0.17%
DDR 4.25% 2/1/26	1,045,000	1,040,114
		1,040,114
Technology – 3.28%
Apple 3.45% 2/9/45	6,085,000	5,262,837
Intel 4.90% 7/29/45	3,050,000	3,179,405
Microsoft
4.20% 11/3/35	1,190,000	1,198,716
4.45% 11/3/45	895,000	909,705

NQ-464 [10/15] 12/15 (15599)     5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Motorola Solutions 5.50% 9/1/44	2,670,000	$2,164,136
Oracle 4.125% 5/15/45	2,390,000	2,251,480
QUALCOMM 4.80% 5/20/45	3,575,000	3,099,003
Seagate HDD Cayman
4.75% 1/1/25	1,455,000	1,309,136
144A 4.875% 6/1/27 #	1,220,000	1,062,711
		20,437,129
Transportation – 2.97%
Burlington Northern Santa Fe
3.65% 9/1/25	5,355,000	5,470,732
4.70% 9/1/45	3,150,000	3,220,327
FedEx 4.75% 11/15/45	3,105,000	3,075,273
Union Pacific
3.25% 8/15/25	2,455,000	2,495,989
4.05% 11/15/45	4,350,000	4,276,198
		18,538,519
Total Corporate Bonds (cost $546,095,100)		530,710,108

Municipal Bonds – 4.89%
California (Various Purpose)
5.00% 4/1/43	3,210,000	3,622,742
Chicago, Illinois
(Taxable Build America Bond) Series B 7.75% 1/1/42	2,520,000	2,598,019
Chicago, Illinois O’Hare International Airport Revenue
(Taxable Build America Bond) Series B 6.395% 1/1/40	3,800,000	4,736,662
Long Island Power Authority, New York Electric System
Revenue (Taxable Build America Bond)
Series B 5.85% 5/1/41	3,600,000	4,097,160
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	2,225,000	3,043,867
Metropolitan Transportation Authority, New York Revenue
(Taxable Build America Bond) Series A2 6.089%
11/15/40	3,205,000	4,066,600
Oregon Department of Transportation Highway User Tax
Revenue (Taxable Build America Bond-Subordinate Lien)
Series A 5.834% 11/15/34	1,605,000	2,044,096
Texas Private Activity Bond Surface Transportation
Revenue Bond
(Senior Lien NTE Mobility Partners Segment 3) 6.75%
6/30/43 (AMT)	500,000	608,165

6     NQ-464 [10/15] 12/15 (15599)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A 5.00% 10/1/44	5,000,000	$5,697,600
Total Municipal Bonds (cost $26,631,730)		30,514,911

Senior Secured Loans – 0.38%«
Quickrete Holdings 2nd Lien 7.00% 3/30/21	1,122,947	1,126,457
Rite Aid 2nd Lien 5.75% 8/21/20	1,240,000	1,252,400
Total Senior Secured Loans (cost $2,425,121)		2,378,857

U.S. Treasury Obligations – 3.46%
U.S. Treasury Bond
2.875% 8/15/45	12,120,000	11,978,208
U.S. Treasury Notes
1.375% 9/30/20	1,115,000	1,107,516
1.375% 10/31/20	870,000	863,721
2.00% 8/15/25	7,710,000	7,608,506
Total U.S. Treasury Obligations (cost $21,753,259)		21,557,951

	Number of shares
Preferred Stock – 3.00%
Ally Financial
144A 7.00% #	1,697	1,737,993
8.50% ●	16,680	428,676
Bank of America 6.10% ●	1,710,000	1,731,375
DTE Energy 5.25%	175,000	4,298,000
Entergy Arkansas 4.90%	170,000	4,256,800
Morgan Stanley 5.55% ●	2,280,000	2,280,000
PNC Preferred Funding Trust II 144A 1.56% #●	3,900,000	3,612,375
USB Realty 144A 1.468% #@●	400,000	363,500
Total Preferred Stock (cost $17,740,703)		18,708,719

	Principal amount°
Short-Term Investments – 2.80%
Discount Notes – 1.79%≠
Federal Home Loan Bank
0.105% 11/3/15	587,821	587,821
0.12% 1/25/16	706,870	706,738
0.155% 2/3/16	5,036,785	5,035,354
0.18% 2/26/16	1,027,304	1,026,941
0.18% 3/7/16	2,396,400	2,394,931
0.185% 1/19/16	310,066	310,012
0.19% 3/22/16	472,631	472,307

NQ-464 [10/15] 12/15 (15599)     7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.195% 12/2/15	439,159	$439,148
0.295% 3/2/16	150,072	149,984
		11,123,236
Repurchase Agreements – 1.01%
Bank of America Merrill Lynch
0.04%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $1,060,309 (collateralized by U.S.
government obligations 3.625% 8/15/43;
market value $1,081,511)	1,060,305	1,060,305
Bank of Montreal
0.05%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $530,155 (collateralized by U.S.
government obligations 2.00%–4.50%
8/15/25–8/15/45;
market value $540,756)	530,153	530,153
BNP Paribas
0.06%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $4,717,901 (collateralized by U.S.
government obligations 0.00%–8.50%
2/29/16–11/15/44;
market value $4,812,235)	4,717,877	4,717,877
		6,308,335
Total Short-Term Investments (cost $17,430,374)		17,431,571

Total Value of Securities – 99.68%
(cost $632,076,287)		621,302,117
Receivables and Other Assets Net of Liabilities – 0.32%★		1,988,282
Net Assets Applicable to 100,281,907 Shares Outstanding – 100.00%		$623,290,399

8     NQ-464 [10/15] 12/15 (15599)

(Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2015, the aggregate value of Rule 144A securities was $119,849,600, which represents 19.23% of the Fund’s net assets.

@	Illiquid security. At Oct. 31, 2015, the aggregate value of illiquid securities was $19,114,127, which represents 3.06% of the Fund’s net assets.
★	Includes $1,603,000 cash collateral held for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Oct. 31, 2015. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2015.

The following futures contracts and swap contract were outstanding at Oct. 31, 2015:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
625	U.S. Treasury 10 yr Notes	$79,639,771	$79,804,679	12/22/15	$164,908
111	U.S. Treasury Long Bonds	17,534,002	17,364,563	12/22/15	(169,439)
93	U.S. Treasury Ultra Term Bond	14,719,567	14,856,750	12/22/15	137,183
		$111,893,340			$132,652

Swap Contract
CDS Contract1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)[2]
Protection Purchased:
MSC - iTraxx Europe Crossover
ICE	Series 24 Version 1	EUR 5,605,000	5.00%	12/20/20	$(32,704)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(35,701).

NQ-464 [10/15] 12/15 (15599)     9

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
CDS – Credit Default Swap
EUR – European Monetary Unit
ICE – Intercontinental Exchange, Inc.
MSC – Morgan Stanley Capital
yr – Year

10     NQ-464 [10/15] 12/15 (15599)

Notes
Delaware Extended Duration Bond Fund	October 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/ dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts (and foreign cross currency exchange contracts) are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

NQ-464 [10/15] 12/15 (15599)     11

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2015:

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$530,710,108	$530,710,108
Municipal Bonds	—	30,514,911	30,514,911
Senior Secured Loans	—	2,378,857	2,378,857
Preferred Stock[1]	8,983,476	9,725,243	18,708,719
U.S. Treasury Obligations	—	21,557,951	21,557,951
Short-Term Investments	—	17,431,571	17,431,571
Total Value of Securities	$8,983,476	$612,318,641	$621,302,117

Futures Contracts	$132,652	$—	$132,652
Swap Contract	—	(32,704)	(32,704)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

12     NQ-464 [10/15] 12/15 (15599)

(Unaudited)

	Level 1	Level 2	Total
Preferred Stock	48.02%	51.98%	100.00%

During the period ended Oct. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Oct. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-464 [10/15] 12/15 (15599)     13

Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.08%
Clearwire Communications 144A 8.25% exercise price
$7.08, expiration date 11/30/40 #@	311,000	$321,107
Total Convertible Bond (cost $317,609)		321,107

Corporate Bonds – 87.71%
Automotive – 1.49%
Gates Global 144A 6.00% 7/15/22 #	2,775,000	2,240,813
International Automotive Components Group 144A
9.125% 6/1/18 #	2,568,000	2,606,520
Meritor 6.75% 6/15/21	1,360,000	1,349,800
		6,197,133
Banking – 4.00%
Credit Suisse Group 144A 7.50% 12/29/49 #●	3,010,000	3,184,113
ING Groep 6.50% 12/29/49 ●	1,975,000	1,909,578
JPMorgan Chase 6.75% 1/29/49 ●	2,340,000	2,541,825
Lloyds Banking Group 7.50% 4/30/49 ●	2,660,000	2,832,900
Popular 7.00% 7/1/19	2,988,000	2,924,505
Royal Bank of Scotland Group 8.00% 12/29/49 ●	2,045,000	2,142,137
Societe Generale 144A 8.00% 9/29/49 #●	1,125,000	1,138,537
		16,673,595
Basic Industry – 10.15%
AK Steel
7.625% 5/15/20	2,192,000	1,150,800
7.625% 10/1/21	840,000	403,200
ArcelorMittal
5.125% 6/1/20	680,000	655,139
6.125% 6/1/25	650,000	562,042
6.25% 3/1/21	790,000	750,006
Berry Plastics 144A 6.00% 10/15/22 #	1,565,000	1,643,250
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	1,640,000	1,678,950
Blue Cube Spinco 144A 10.00% 10/15/25 #	770,000	839,300
Builders FirstSource
144A 7.625% 6/1/21 #	1,936,000	2,071,520
144A 10.75% 8/15/23 #	2,500,000	2,593,750
Cemex 144A 7.25% 1/15/21 #	2,115,000	2,173,163
Chemours
144A 6.625% 5/15/23 #	665,000	497,919
144A 7.00% 5/15/25 #	1,595,000	1,192,263
CPG Merger Sub 144A 8.00% 10/1/21 #@	2,115,000	2,162,587
FMG Resources August 2006 Pty 144A 9.75% 3/1/22 #	1,530,000	1,526,175
Hexion
6.625% 4/15/20	730,000	622,325
10.00% 4/15/20	1,320,000	1,257,300

NQ-137 [10/15] 12/15 (15594)     1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Joseph T Ryerson & Son
9.00% 10/15/17	1,817,000	$1,589,875
11.25% 10/15/18 @	712,000	623,000
Kissner Milling 144A 7.25% 6/1/19 #@	1,285,000	1,309,094
Lundin Mining 144A 7.875% 11/1/22 #	2,610,000	2,622,528
NCI Building Systems 144A 8.25% 1/15/23 #	1,445,000	1,538,925
New Gold
144A 6.25% 11/15/22 #	1,915,000	1,651,687
144A 7.00% 4/15/20 #	770,000	720,913
Rayonier AM Products 144A 5.50% 6/1/24 #	2,950,000	2,345,250
Steel Dynamics 5.50% 10/1/24	1,815,000	1,796,850
Summit Materials 6.125% 7/15/23	1,205,000	1,205,000
TPC Group 144A 8.75% 12/15/20 #	4,245,000	3,491,937
Tronox Finance 144A 7.50% 3/15/22 #	1,195,000	848,450
Wise Metals Intermediate Holdings 144A PIK
9.75% 6/15/19 #@❆	895,000	835,706
		42,358,904
Capital Goods – 5.62%
Accudyne Industries Borrower 144A 7.75% 12/15/20 #	575,000	501,688
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	2,065,000	2,034,025
BWAY Holding 144A 9.125% 8/15/21 #	3,545,000	3,465,237
Gardner Denver 144A 6.875% 8/15/21 #	4,755,000	4,136,850
KLX 144A 5.875% 12/1/22 #	2,135,000	2,189,709
Milacron 144A 7.75% 2/15/21 #	485,000	499,550
Plastipak Holdings 144A 6.50% 10/1/21 #	2,495,000	2,482,525
Reynolds Group Issuer 8.25% 2/15/21	1,685,000	1,758,719
Signode Industrial Group 144A 6.375% 5/1/22 #	2,345,000	2,210,163
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	2,010,000	2,040,150
TransDigm
6.00% 7/15/22	830,000	842,450
6.50% 7/15/24	765,000	782,213
144A 6.50% 5/15/25 #	515,000	525,300
		23,468,579
Consumer Cyclical – 4.78%
American Tire Distributors 144A 10.25% 3/1/22 #	2,090,000	2,121,350
Beacon Roofing Supply 144A 6.375% 10/1/23 #	825,000	872,437
Boyd Gaming 6.875% 5/15/23	1,655,000	1,762,575
L Brands 144A 6.875% 11/1/35 #	2,090,000	2,178,825
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	1,480,000	1,465,200
Mohegan Tribal Gaming Authority 144A 9.75% 9/1/21 #	1,135,000	1,174,725
Neiman Marcus Group 144A PIK 8.75% 10/15/21 #❆	3,030,000	3,162,411
Party City Holdings 144A 6.125% 8/15/23 #	700,000	724,500

2     NQ-137 [10/15] 12/15 (15594)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	1,287,000	$1,203,345
Rite Aid 144A 6.125% 4/1/23 #	1,905,000	2,059,781
Tempur Sealy International 144A 5.625% 10/15/23 #	640,000	673,600
Univar USA 144A 6.75% 7/15/23 #	1,025,000	1,017,313
Wynn Las Vegas 144A 5.50% 3/1/25 #	1,620,000	1,526,526
		19,942,588
Consumer Non-Cyclical – 6.30%
Avis Budget Car Rental 144A 5.25% 3/15/25 #	2,135,000	2,135,000
Cott Beverages
5.375% 7/1/22	790,000	788,025
6.75% 1/1/20	745,000	791,563
ExamWorks Group 5.625% 4/15/23	2,290,000	2,390,187
JBS Investments
144A 7.25% 4/3/24 #	715,000	738,237
144A 7.75% 10/28/20 #	1,110,000	1,188,255
JBS USA 144A 5.75% 6/15/25 #	4,415,000	4,293,587
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	2,380,000	2,278,850
Post Holdings
7.375% 2/15/22	1,330,000	1,406,275
144A 7.75% 3/15/24 #	1,335,000	1,425,113
Prestige Brands 144A 5.375% 12/15/21 #	1,371,000	1,377,855
Spectrum Brands 144A 6.125% 12/15/24 #	985,000	1,066,263
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	1,750,000	1,765,313
SUPERVALU 7.75% 11/15/22	2,830,000	2,798,021
Valeant Pharmaceuticals International 144A
6.75% 8/15/18 #	950,000	921,595
Visant 10.00% 10/1/17	875,000	903,438
		26,267,577
Energy – 9.34%
Baytex Energy 144A 5.625% 6/1/24 #	1,445,000	1,199,350
California Resources
5.50% 9/15/21	1,660,000	1,149,550
6.00% 11/15/24	290,000	198,287
Calumet Specialty Products Partners 7.625% 1/15/22	3,065,000	2,973,050
Chesapeake Energy
4.875% 4/15/22	2,080,000	1,300,000
5.75% 3/15/23	1,170,000	742,950
6.50% 8/15/17	540,000	498,825
Comstock Resources 144A 10.00% 3/15/20 #	2,770,000	1,821,275
CSI Compressco 7.25% 8/15/22	1,820,000	1,519,700
Energy Transfer Equity 5.875% 1/15/24	1,515,000	1,475,269
EP Energy 6.375% 6/15/23	1,430,000	1,090,375

NQ-137 [10/15] 12/15 (15594)     3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Exterran Partners 6.00% 4/1/21	1,200,000	$1,044,000
Genesis Energy
5.75% 2/15/21	855,000	803,700
6.00% 5/15/23	2,315,000	2,118,225
Halcon Resources 144A 8.625% 2/1/20 #	2,400,000	2,079,000
Laredo Petroleum 5.625% 1/15/22	1,770,000	1,672,650
MarkWest Energy Partners
4.875% 12/1/24	1,155,000	1,095,806
5.50% 2/15/23	805,000	796,950
Murphy Oil USA 6.00% 8/15/23	2,200,000	2,332,000
Northern Oil & Gas 8.00% 6/1/20	1,895,000	1,576,640
NuStar Logistics 6.75% 2/1/21	1,815,000	1,891,751
Oasis Petroleum 6.875% 3/15/22	2,970,000	2,546,775
PDC Energy 7.75% 10/15/22	1,557,000	1,572,570
Pioneer Energy Services 6.125% 3/15/22	2,870,000	1,664,600
Rose Rock Midstream 144A 5.625% 11/15/23 #@	615,000	525,825
Targa Resources Partners 144A 6.75% 3/15/24 #	2,195,000	2,162,075
Transocean
4.30% 10/15/22	730,000	480,793
6.875% 12/15/21	830,000	658,813
		38,990,804
Financial Services – 1.58%
Communications Sales & Leasing
144A 6.00% 4/15/23 #	660,000	643,500
8.25% 10/15/23	1,040,000	966,680
Infinity Acquisition 144A 7.25% 8/1/22 #	1,720,000	1,548,000
Iron Mountain 144A 6.00% 10/1/20 #	925,000	982,813
James Hardie International Finance 144A
5.875% 2/15/23 #	2,365,000	2,459,600
		6,600,593
Healthcare – 7.71%
Community Health Systems 6.875% 2/1/22	3,620,000	3,665,250
DaVita HealthCare Partners 5.00% 5/1/25	465,000	462,767
HCA 5.375% 2/1/25	3,065,000	3,156,950
HealthSouth
5.75% 11/1/24	1,155,000	1,160,775
144A 5.75% 11/1/24 #	1,095,000	1,100,475
144A 5.75% 9/15/25 #	530,000	530,331
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,355,000	1,388,875
IASIS Healthcare 8.375% 5/15/19	4,470,000	4,581,750
Immucor 11.125% 8/15/19	4,505,000	4,640,150
Kinetic Concepts 12.50% 11/1/19	2,430,000	2,584,913

4     NQ-137 [10/15] 12/15 (15594)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Mallinckrodt International Finance
4.75% 4/15/23	250,000	$218,750
144A 5.50% 4/15/25 #	1,000,000	914,690
144A 5.625% 10/15/23 #	1,115,000	1,057,856
Tenet Healthcare
6.75% 6/15/23	480,000	478,800
8.125% 4/1/22	3,430,000	3,644,375
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	555,000	470,016
144A 6.125% 4/15/25 #	2,515,000	2,128,319
		32,185,042
Insurance – 1.67%
HUB International 144A 7.875% 10/1/21 #	2,745,000	2,745,000
USI 144A 7.75% 1/15/21 #	2,335,000	2,343,756
XLIT 6.50% 10/29/49 ●	2,337,000	1,870,067
		6,958,823
Media – 9.96%
Altice 144A 7.75% 5/15/22 #	1,540,000	1,486,100
Altice US Finance 144A 7.75% 7/15/25 #	1,850,000	1,785,250
CCO Holdings
144A 5.375% 5/1/25 #	1,005,000	997,463
144A 5.875% 5/1/27 #	1,175,000	1,177,937
CCO Safari II 144A 4.908% 7/23/25 #	1,180,000	1,201,257
Clear Channel Worldwide Holdings 7.625% 3/15/20	1,000,000	1,041,250
Columbus International 144A 7.375% 3/30/21 #	1,035,000	1,080,281
CSC Holdings 5.25% 6/1/24	2,470,000	2,178,515
DISH DBS 5.875% 11/15/24	1,600,000	1,534,400
Equinix 5.75% 1/1/25	1,035,000	1,084,163
Gray Television 7.50% 10/1/20	3,090,000	3,236,621
Midcontinent Communications & Midcontinent Finance
144A 6.875% 8/15/23 #	695,000	714,981
Neptune Finco
144A 6.625% 10/15/25 #	1,005,000	1,060,275
144A 10.125% 1/15/23 #	500,000	530,000
144A 10.875% 10/15/25 #	425,000	454,750
Nexstar Broadcasting 144A 6.125% 2/15/22 #	285,000	285,713
Numericable-SFR 144A 6.00% 5/15/22 #	2,130,000	2,140,650
RCN Telecom Services 144A 8.50% 8/15/20 #	1,650,000	1,740,750
Sinclair Television Group 144A 5.625% 8/1/24 #	2,455,000	2,415,106
Sirius XM Radio 144A 5.375% 4/15/25 #	2,180,000	2,237,225
Tribune Media 144A 5.875% 7/15/22 #	1,950,000	2,008,500
Univision Communications 144A 8.50% 5/15/21 #	2,300,000	2,412,125

NQ-137 [10/15] 12/15 (15594)     5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
VTR Finance 144A 6.875% 1/15/24 #	4,135,000	$4,010,950
WideOpenWest Finance
10.25% 7/15/19	3,515,000	3,523,788
13.375% 10/15/19 @	1,205,000	1,232,113
		41,570,163
Services – 7.17%
AECOM 144A 5.875% 10/15/24 #	1,260,000	1,305,675
Air Medical Merger Sub 144A 6.375% 5/15/23 #	3,590,000	3,284,850
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	2,400,000	2,106,000
144A 10.75% 10/15/19 #	937,000	520,035
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,460,000	1,480,075
Caesars Growth Properties Holdings 9.375% 5/1/22	1,750,000	1,456,875
ESH Hospitality 144A 5.25% 5/1/25 #	1,430,000	1,442,441
GEO Group 5.875% 10/15/24	1,945,000	1,974,175
Mattamy Group 144A 6.50% 11/15/20 #	2,850,000	2,819,719
MGM Resorts International 6.00% 3/15/23	3,150,000	3,205,125
Navios South American Logistics 144A 7.25% 5/1/22 #	2,775,000	2,344,875
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	1,330,000	1,386,525
Pinnacle Entertainment 7.75% 4/1/22	880,000	979,000
United Rentals North America
5.50% 7/15/25	1,605,000	1,607,006
5.75% 11/15/24	2,290,000	2,335,800
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	1,035,000	900,450
West 144A 5.375% 7/15/22 #	820,000	784,125
		29,932,751
Technology & Electronics – 4.58%
CommScope 144A 5.50% 6/15/24 #	2,930,000	2,911,687
CommScope Technologies Finance 144A 6.00% 6/15/25 #	835,000	849,613
Emdeon 144A 6.00% 2/15/21 #	1,860,000	1,829,775
Entegris 144A 6.00% 4/1/22 #	1,535,000	1,586,806
First Data
144A 7.00% 12/1/23 #	5,495,000	5,604,900
11.75% 8/15/21	1,986,750	2,269,862
Infor US
144A 5.75% 8/15/20 #	285,000	291,413
144A 6.50% 5/15/22 #	2,655,000	2,522,250
Micron Technology
144A 5.25% 1/15/24 #	845,000	811,200
144A 5.625% 1/15/26 #	470,000	442,975
		19,120,481

6     NQ-137 [10/15] 12/15 (15594)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications – 9.68%
Blue Coat Holdings 144A 8.375% 6/1/23 #	1,935,000	$2,012,400
CenturyLink 6.75% 12/1/23	2,235,000	2,226,395
Cogent Communications Finance 144A
5.625% 4/15/21 #@	1,470,000	1,396,500
Cogent Communications Group 144A 5.375% 3/1/22 #	815,000	806,850
Digicel 144A 6.75% 3/1/23 #	1,080,000	977,400
Digicel Group 144A 8.25% 9/30/20 #	4,785,000	4,258,650
Frontier Communications
144A 10.50% 9/15/22 #	850,000	884,000
144A 11.00% 9/15/25 #	1,820,000	1,912,128
Intelsat Jackson Holdings
7.25% 4/1/19	240,000	226,200
7.50% 4/1/21	405,000	367,537
Intelsat Luxembourg
7.75% 6/1/21	465,000	276,675
8.125% 6/1/23 @	7,213,000	4,309,767
Level 3 Communications 5.75% 12/1/22	2,160,000	2,219,400
Level 3 Financing 144A 5.375% 5/1/25 #	2,640,000	2,656,500
Sable International Finance 144A 6.875% 8/1/22 #	1,930,000	1,973,425
Sprint
7.125% 6/15/24	2,340,000	2,060,663
7.25% 9/15/21	2,080,000	1,916,200
7.875% 9/15/23	1,760,000	1,632,400
Sprint Capital 6.90% 5/1/19	580,000	558,250
T-Mobile USA
6.00% 3/1/23	575,000	574,641
6.25% 4/1/21	685,000	708,907
6.375% 3/1/25	965,000	972,238
Wind Acquisition Finance 144A 7.375% 4/23/21 #	2,140,000	2,161,400
Zayo Group 144A 6.00% 4/1/23 #	3,245,000	3,316,390
		40,404,916
Utilities – 3.68%
AES 5.50% 4/15/25	2,240,000	2,094,400
AES Gener 144A 8.375% 12/18/73 #@●	817,000	849,680
Calpine
5.375% 1/15/23	1,990,000	1,912,887
5.50% 2/1/24	1,220,000	1,165,100
DPL
6.75% 10/1/19	1,280,000	1,318,400
7.25% 10/15/21	810,000	817,087
Dynegy
5.875% 6/1/23	1,610,000	1,513,400

NQ-137 [10/15] 12/15 (15594)     7

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Dynegy
7.375% 11/1/22	675,000	$680,063
7.625% 11/1/24	965,000	972,237
Enel 144A 8.75% 9/24/73 #●	1,863,000	2,151,765
GenOn Energy 9.875% 10/15/20	2,268,000	1,890,945
		15,365,964
Total Corporate Bonds (cost $386,755,576)		366,037,913

Municipal Bond – 0.19%
City of Chicago, Illinois
(Taxable Build America Bond) Series B 7.75% 1/1/42	765,000	788,684
Total Municipal Bond (cost $747,203)		788,684

Senior Secured Loans – 7.40%«
21st Century Oncology Tranche B 1st Lien 6.50% 4/30/22	1,162,088	1,115,604
Accudyne Industries (Hamilton Sundstrand Industrial) 1st
Lien 4.00% 12/13/19	1,245,000	1,147,475
Applied Systems 2nd Lien 7.50% 1/23/22	2,114,218	2,078,980
Atkore International 2nd Lien 7.75% 10/9/21 @	1,482,000	1,307,865
Avaya 1st Lien 4.823% 10/26/17	1,834,317	1,513,311
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	2,900,000	2,833,300
CD&R Millennium Holdco (Mauser Holdings) 2nd Lien
8.75% 7/31/22 @	1,155,000	1,094,363
Colouroz (Flint Group) 2nd Lien 8.25% 9/7/22 @	1,985,000	1,958,534
Drillship Ocean Ventures Tranche B 1st Lien
5.50% 7/25/21	1,084,065	705,545
FMG (Fortescue Resources) 1st Lien 3.75% 6/30/19	1,972,036	1,675,737
Green Energy Partners (Panda Stonewall) Tranche B 1st
Lien 6.50% 11/13/21	612,000	596,700
iHeartCommunications Tranche D 1st Lien
6.938% 1/30/19	7,330,000	6,159,817
KIK Custom Products 1st Lien 6.00% 8/26/22	920,000	901,313
Marina District (Borgata) Tranche B 1st Lien
6.50% 8/15/18	1,552,423	1,557,915
Moxie Patriot 6.75% 12/19/20	670,000	639,850
Pabst Blue Ribbon 1st Lien 5.75% 11/13/21	570,000	570,950
Pabst Blue Ribbon 2nd Lien 9.25% 11/13/22	380,000	373,825
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	710,000	681,600
Penney (J.C.) 1st Lien 6.00% 5/22/18	2,004,872	2,001,113

8     NQ-137 [10/15] 12/15 (15594)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Rite Aid 2nd Lien 5.75% 8/21/20	831,000	$839,310
Solenis International 2nd Lien 7.75% 7/31/22	1,200,000	1,132,000
Total Senior Secured Loans (cost $32,084,336)		30,885,107

	Number of
	Shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

Preferred Stock – 1.67%
Ally Financial 144A 7.00% #	2,253	2,307,424
Bank of America 6.50% ●	2,665,000	2,788,283
GMAC Capital Trust I 8.125% ●	73,000	1,885,590
Total Preferred Stock (cost $6,804,858)		6,981,297

	Principal amount°
Short-Term Investments – 3.19%
Repurchase Agreements – 3.19%
Bank of America Merrill Lynch
0.04%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $2,236,095 (collateralized by U.S.
government obligations 3.625% 8/15/43;
market value $2,280,809)	2,236,087	2,236,087
Bank of Montreal
0.05%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $1,118,048 (collateralized by U.S.
government obligations 2.00%–4.50%
8/15/25–8/15/45; market value $1,140,405)	1,118,044	1,118,044
BNP Paribas
0.06%, dated 10/30/15, to be repurchased on 11/2/15,
repurchase price $9,949,625 (collateralized by U.S.
government obligations 0.00%–8.50%
2/29/16–11/15/44; market value $10,148,568)	9,949,576	9,949,576
Total Short-Term Investments (cost $13,303,707)		13,303,707

Total Value of Securities – 100.24%
(cost $440,141,951)		418,317,815
Liabilities Net of Receivables and Other Assets – (0.24%)		(1,016,405)
Net Assets Applicable to 110,068,246 Shares Outstanding – 100.00%		$417,301,410

NQ-137 [10/15] 12/15 (15594)     9

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2015, the aggregate value of Rule 144A securities was $213,419,705, which represents 51.14% of the Fund’s net assets.

@	Illiquid security. At Oct. 31, 2015, the aggregate value of illiquid securities was $13,616,374, which represents 3.26% of the Fund’s net assets.
❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Oct. 31, 2015. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2015.

PIK – Payment-in-kind

10     NQ-137 [10/15] 12/15 (15594)

Notes Delaware High-Yield Opportunities Fund	October 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-137 [10/15] 12/15 (15594)     11

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$366,359,020	$—	$366,359,020
Senior Secured Loans	—	30,885,107	—	30,885,107
Municipal Bond	—	788,684	—	788,684
Common Stock	—	—	—	—
Preferred Stock[1]	1,885,590	5,095,707	—	6,981,297
Short-Term Investments	—	13,303,707	—	13,303,707
Total Value of Securities	$1,885,590	$416,432,225	$—	$418,317,815

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable input or matrix-price investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total value of this security type:

	Level 1	Level 2	Level 3	Total
Preferred Stock	27.01%	72.99%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Oct. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

12     NQ-137 [10/15] 12/15 (15594)

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-137 [10/15] 12/15 (15594)    13

Schedule of investments
Delaware Diversified Floating Rate Fund	October 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 1.44%
Fannie Mae Connecticut Avenue Securities
Series 2015-C03 1M1 1.697% 7/25/25 ●	874,799	$874,001
Series 2015-C03 2M1 1.697% 7/25/25 ●	823,772	823,772
Series 2015-C04 2M1 1.894% 4/25/28 ●	250,000	250,325
Fannie Mae REMICs
Series 2004-36 FA 0.597% 5/25/34 ●	47,372	47,561
Series 2005-66 FD 0.497% 7/25/35 ●	56,776	56,808
Series 2005-106 QF 0.707% 12/25/35 ●	344,022	346,999
Series 2006-105 FB 0.617% 11/25/36 ●	37,485	37,770
Series 2007-109 NF 0.747% 12/25/37 ●	25,371	25,687
Freddie Mac REMICs
Series 3067 FA 0.546% 11/15/35 ●	91,696	92,008
Series 3239 EF 0.546% 11/15/36 ●	72,460	72,816
Series 3241 FM 0.576% 11/15/36 ●	7,117	7,159
Series 3780 LF 0.596% 3/15/29 ●	10,146	10,158
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA1 M1 1.097% 10/25/27 ●	2,883,342	2,870,228
Total Agency Collateralized Mortgage Obligations (cost $5,518,926)		5,515,292

Agency Mortgage-Backed Security – 0.00%
Freddie Mac ARM
2.489% 2/1/35 ●	14,891	15,829
Total Agency Mortgage-Backed Security (cost $15,729)		15,829

Collateralized Debt Obligations – 2.46%
Avenue CLO VI
Series 2007-6A A1 144A 0.54% 7/17/19 #●	13,513	13,414
CIFC Funding 2014-II
Series 2014-2A A1L 144A 1.809% 5/24/26 #●	1,000,000	989,500
Flagship VII CLO
Series 2013-7A A1 144A 1.787% 1/20/26 #●	1,000,000	987,200
JFIN CLO 2015-II
144A 1.965% 10/19/26 #@●	535,000	530,185
KKR Financial CLO
Series 2013-1A A1 144A 1.471% 7/15/25 #●	1,395,000	1,363,473
MAPS CLO Fund II
Series 2007-2A A1 144A 0.557% 7/20/22 #●	1,034,731	1,015,174
Mountain View Funding CLO
Series 2007-3A A1 144A 0.532% 4/16/21 #●	815,716	807,395
NYLIM Flatiron CLO
Series 2006-1A A2A 144A 0.531% 8/8/20 #●	111,182	110,393
OCP CLO
Series 2013-4A A1A 144A 1.72% 10/24/25 #●	1,500,000	1,484,400

NQ-215 [10/15] 12/15 (15595)     1

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations (continued)
Telos CLO
Series 2013-4A A 144A 1.615% 7/17/24 #●	2,000,000	$1,974,000
Series 2013-4A X 144A 1.265% 7/17/24 #●	125,000	124,900
Total Collateralized Debt Obligations (cost $9,421,940)		9,400,034

Convertible Bonds – 1.08%
Abengoa 144A 5.125% exercise price $37.29, expiration
date 2/23/17 #@	200,000	103,625
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18 @	140,000	140,963
Ares Capital 5.75% exercise price $18.36, expiration date
2/1/16	53,000	53,464
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	116,000	122,163
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18	316,000	331,603
Campus Crest Communities Operating Partnership 144A
5.00% exercise price $12.56, expiration date
10/11/18 #@	352,000	350,900
Cemex 3.72% exercise price $11.90, expiration date
3/15/20	82,000	73,493
Chart Industries 2.00% exercise price $69.03, expiration
date 7/30/18 @	92,000	80,730
Chesapeake Energy
2.25% exercise price $80.28, expiration date 12/14/38	83,000	59,760
2.50% exercise price $47.55, expiration date 5/15/37	67,000	57,620
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #	37,000	51,014
GAIN Capital Holdings 4.125% exercise price $12.00,
expiration date 11/30/18 @	232,000	222,720
General Cable 4.50% exercise price $33.77, expiration
date 11/15/29 @ϕ	387,000	265,821
Gilead Sciences 1.625% exercise price $22.53, expiration
date 4/29/16	22,000	105,091
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32	89,000	74,204
inContact 144A 2.50% exercise price $14.23, expiration
date 4/1/22 #@	108,000	98,955
Jefferies Group 3.875% exercise price $44.69, expiration
date 10/31/29	337,000	345,846
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31	330,000	332,063
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	107,000	134,887

2     NQ-215 [10/15] 12/15 (15595)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
PROS Holdings 144A 2.00% exercise price $33.79,
expiration date 11/27/19 #	105,000	$105,328
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
expiration date 12/13/18 @	83,000	69,720
Spirit Realty Capital 3.75% exercise price $13.10,
expiration date 5/13/21 @	250,000	240,157
SunEdison 144A 3.375% exercise price $38.65, expiration
date 5/30/25 #	72,000	33,750
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19 @	24,000	18,225
TPG Specialty Lending 4.50% exercise price $25.83,
expiration date 12/15/19 @	127,000	126,206
Vector Group 1.75% exercise price $24.64, expiration date
4/15/20 ●	397,000	458,783
VEREIT 3.75% exercise price $15.15, expiration date
12/14/20 @	85,000	79,582
Total Convertible Bonds (cost $4,436,180)		4,136,673

Corporate Bonds – 45.57%
Banking – 10.62%
Abbey National Treasury Services 1.179% 8/24/18 ●	3,135,000	3,141,489
Australia & New Zealand Banking Group 144A
0.701% 1/10/17 #●	670,000	670,721
Banco Bilbao Vizcaya Argentaria Colombia 144A
4.875% 4/21/25 #	250,000	245,000
Banco Nacional de Comercio Exterior SNC 144A
4.375% 10/14/25 #@	230,000	231,725
Bank of America
0.581% 10/14/16 ●	575,000	573,231
0.779% 11/14/16 ●	3,400,000	3,400,439
Bank of New York Mellon 0.813% 9/11/19 ●	2,600,000	2,585,492
BB&T 1.197% 6/15/18 ●	2,586,000	2,602,168
BBVA Bancomer
144A 6.50% 3/10/21 #	220,000	244,959
144A 7.25% 4/22/20 #	200,000	223,016
Branch Banking & Trust
0.629% 5/23/17 ●	1,405,000	1,398,665
0.656% 9/13/16 ●	775,000	773,693
Citigroup 4.45% 9/29/27	275,000	275,383
CoBank 144A 0.937% 6/15/22 #●	75,000	71,000
Compass Bank 3.875% 4/10/25	400,000	373,213
Credit Suisse Group 144A 6.25% 12/29/49 #●	230,000	228,932
Export-Import Bank of Korea 1.071% 1/14/17 ●	2,250,000	2,254,822
Fifth Third Bank 0.742% 2/26/16 ●	3,355,000	3,355,453

NQ-215 [10/15] 12/15 (15595)     3

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group 1.522% 4/30/18 ●	710,000	$716,960
HSBC Bank 144A 0.961% 5/15/18 #●	900,000	898,525
Industrial & Commercial Bank of China 144A
4.875% 9/21/25 #@	250,000	253,407
ING Groep 6.50% 12/29/49 ●	200,000	193,375
JPMorgan Chase
2.25% 1/23/20	2,040,000	2,025,090
2.75% 6/23/20	435,000	438,901
4.25% 10/1/27	640,000	643,837
KeyBank 3.18% 5/22/22	480,000	486,261
Lloyds Banking Group 7.50% 4/30/49 ●	230,000	244,950
Morgan Stanley 1.463% 1/27/20 ●	3,305,000	3,322,731
Nordea Bank 144A 6.125% 12/29/49 #●	275,000	272,594
PNC Bank 1.85% 7/20/18	265,000	265,722
Regions Bank 2.25% 9/14/18	1,950,000	1,958,282
State Street 2.55% 8/18/20	370,000	374,060
SVB Financial Group 3.50% 1/29/25	460,000	446,379
Toronto-Dominion Bank 0.872% 4/30/18 ●	1,325,000	1,327,295
UBS Group Funding Jersey 144A 4.125% 9/24/25 #	450,000	452,899
USB Capital IX 3.50% 10/29/49 @●	440,000	350,245
Wells Fargo 1.002% 1/30/20 ●	2,500,000	2,499,483
Woori Bank
144A 2.875% 10/2/18 #	200,000	204,829
144A 4.75% 4/30/24 #	200,000	206,689
Zions Bancorporation 4.50% 6/13/23	420,000	434,110
		40,666,025
Basic Industry – 0.93%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	500,000	511,875
CF Industries 7.125% 5/1/20	250,000	291,598
Corp Nacional del Cobre de Chile 144A 4.50% 9/16/25 #@	250,000	248,655
Dow Chemical 8.55% 5/15/19	140,000	168,504
Georgia-Pacific 8.00% 1/15/24	400,000	513,446
Methanex 4.25% 12/1/24	545,000	518,269
OCP 144A 4.50% 10/22/25 #	325,000	312,521
Rio Tinto Finance USA 1.174% 6/17/16 ●	995,000	995,221
		3,560,089
Capital Goods – 2.20%
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	600,000	605,250
Brambles USA 144A 4.125% 10/23/25 #	420,000	421,677
Cemex 144A 5.875% 3/25/19 #	965,000	978,027
Embraer Netherlands Finance 5.05% 6/15/25	160,000	153,600

4     NQ-215 [10/15] 12/15 (15595)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Fortune Brands Home & Security 3.00% 6/15/20	220,000	$221,188
Reynolds Group Issuer 8.25% 2/15/21	1,405,000	1,466,469
Rockwell Collins 0.687% 12/15/16 ●	3,520,000	3,516,322
Rolls-Royce 144A 3.625% 10/14/25 #	740,000	750,981
Union Andina de Cementos 144A 5.875% 10/30/21 #	295,000	296,106
		8,409,620
Communications – 5.23%
21st Century Fox America 144A 3.70% 10/15/25 #	515,000	516,119
AT&T 1.257% 6/30/20 ●	3,450,000	3,424,398
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	270,000	291,062
CenturyLink 5.80% 3/15/22	225,000	219,656
Cisco Systems 0.824% 3/1/19 ●	1,875,000	1,876,541
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #	200,000	179,000
Columbus International 144A 7.375% 3/30/21 #	390,000	407,063
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	741,832
Digicel Group 144A 8.25% 9/30/20 #	395,000	351,550
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	185,000	183,096
Historic TW 6.875% 6/15/18	400,000	451,758
Millicom International Cellular 144A 6.00% 3/15/25 #	290,000	239,975
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	196,497
NBCUniversal Enterprise 144A 1.006% 4/15/18 #●	2,910,000	2,912,654
SBA Tower Trust
144A 2.24% 4/16/18 #	220,000	218,125
144A 2.898% 10/15/19 #	475,000	472,250
Scripps Networks Interactive 3.95% 6/15/25	255,000	244,525
Sky 144A 3.75% 9/16/24 #	430,000	429,352
Sprint Communications 6.00% 12/1/16	960,000	972,600
Verizon Communications
2.00% 11/1/16	385,000	388,718
5.15% 9/15/23	4,735,000	5,286,291
		20,003,062
Consumer Cyclical – 4.54%
AutoNation
3.35% 1/15/21	85,000	85,922
4.50% 10/1/25	195,000	200,095
CDK Global 4.50% 10/15/24	540,000	532,938
Daimler Finance North America 144A 0.669% 8/1/17 #●	3,420,000	3,390,855
General Motors Financial 3.10% 1/15/19	3,665,000	3,679,931
Host Hotels & Resorts 3.75% 10/15/23	1,100,000	1,064,955
Hyundai Capital America 144A 2.55% 2/6/19 #	220,000	219,062
INVISTA Finance 144A 4.25% 10/15/19 #	550,000	540,375

NQ-215 [10/15] 12/15 (15595)     5

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Lowe’s 0.752% 9/10/19 ●	1,645,000	$1,642,658
PACCAR Financial 0.932% 12/6/18 ●	2,000,000	2,009,296
QVC 4.375% 3/15/23	545,000	526,396
Signet UK Finance 4.70% 6/15/24	700,000	703,338
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25 @	635,000	621,887
Toyota Motor Credit 2.80% 7/13/22	425,000	425,965
Volkswagen International Finance 144A
0.764% 11/18/16 #●	1,795,000	1,748,172
		17,391,845
Consumer Non-Cyclical – 3.21%
Becton Dickinson 6.375% 8/1/19	805,000	914,855
Cencosud 144A 5.15% 2/12/25 #	385,000	378,036
ConAgra Foods 0.687% 7/21/16 ●	1,770,000	1,764,901
Constellation Brands 4.25% 5/1/23	110,000	112,887
JB 144A 3.75% 5/13/25 #	300,000	293,205
JBS Investments 144A 7.75% 10/28/20 #	560,000	599,480
Kroger 0.845% 10/17/16 ●	900,000	899,082
Merck 0.684% 5/18/18 ●	470,000	470,875
PepsiCo 0.671% 10/13/17 ●	2,310,000	2,312,860
Pfizer 0.637% 6/15/18 ●	1,010,000	1,008,000
Reynolds American
3.25% 6/12/20	1,455,000	1,492,212
4.00% 6/12/22	225,000	236,195
Siemens Financieringsmaatschappij 144A
0.609% 5/25/18 #●	1,600,000	1,596,090
Stryker 3.375% 11/1/25	200,000	200,162
		12,278,840
Electric – 2.26%
AES Gener 144A 5.00% 7/14/25 #	275,000	277,745
Ameren Illinois 9.75% 11/15/18	165,000	202,030
Electricite de France
144A 0.777% 1/20/17 #●	2,460,000	2,461,582
144A 5.25% 1/29/49 #●	590,000	589,263
Enel 144A 8.75% 9/24/73 #●	460,000	531,300
Entergy 4.00% 7/15/22	500,000	514,598
Eskom Holdings 144A 7.125% 2/11/25 #	200,000	186,484
Integrys Holding 6.11% 12/1/66 @●	410,000	344,994
National Rural Utilities Cooperative Finance
4.75% 4/30/43 ●	1,110,000	1,106,670
NSTAR Electric 0.561% 5/17/16 ●	850,000	849,005
NV Energy 6.25% 11/15/20	390,000	451,418
Pennsylvania Electric 5.20% 4/1/20	625,000	677,997

6     NQ-215 [10/15] 12/15 (15595)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	370,000	$371,763
Xcel Energy 3.30% 6/1/25	80,000	79,314
		8,644,163
Energy – 5.75%
Canadian Natural Resources 0.702% 3/30/16 ●	3,760,000	3,750,183
Chesapeake Energy 3.571% 4/15/19 ●	1,375,000	890,313
Chevron 0.864% 3/3/22 ●	2,200,000	2,155,006
CNOOC Finance 2015 Australia 2.625% 5/5/20	215,000	212,184
ConocoPhillips 1.221% 5/15/22 ●	2,050,000	2,048,028
Continental Resources 4.50% 4/15/23	130,000	115,033
Devon Energy 0.877% 12/15/16 ●	2,465,000	2,437,749
Ecopetrol 5.375% 6/26/26	260,000	242,937
Gulfstream Natural Gas System 144A 4.60% 9/15/25 #	275,000	274,164
Petronas Global Sukuk 144A 2.707% 3/18/20 #	320,000	318,612
Regency Energy Partners 5.875% 3/1/22	950,000	976,857
Shell International Finance 0.762% 5/11/20 ●	2,105,000	2,084,074
Statoil
0.611% 5/15/18 ●	2,280,000	2,256,363
0.771% 11/8/18 ●	2,640,000	2,620,044
Total Capital International 0.695% 6/19/19 ●	645,000	638,602
Woodside Finance 144A 8.75% 3/1/19 #	540,000	631,820
YPF 7.821% 8/15/18 @●	352,941	357,009
		22,008,978
Finance Companies – 1.55%
Aviation Capital Group 144A 6.75% 4/6/21 #	430,000	487,513
General Electric Capital
0.714% 5/5/26 ●	965,000	905,067
0.939% 1/9/20 ●	2,160,000	2,163,678
1.337% 3/15/23 ●	1,050,000	1,046,596
144A 3.80% 6/18/19 #	250,000	266,776
6.00% 8/7/19	215,000	246,685
7.125% 12/29/49 ●	700,000	823,375
		5,939,690
Insurance – 0.72%
ACE INA Holdings
2.875% 11/3/22	175,000	175,392
3.35% 5/3/26	285,000	286,334
MetLife 5.25% 12/29/49 ●	1,030,000	1,042,231
Prudential Financial
5.375% 5/15/45 ●	295,000	296,844
5.625% 6/15/43 ●	365,000	382,885
Voya Financial 5.65% 5/15/53 ●	385,000	391,737

NQ-215 [10/15] 12/15 (15595)     7

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XLIT 6.50% 10/29/49 ●	250,000	$200,050
		2,775,473
Natural Gas – 2.34%
Enbridge
0.779% 6/2/17 ●	1,800,000	1,768,450
0.976% 10/1/16 ●	2,700,000	2,689,321
Enterprise Products Operating 7.034% 1/15/68 ●	635,000	672,306
Laclede Group 1.071% 8/15/17 ●	1,320,000	1,315,421
TransCanada PipeLines 1.007% 6/30/16 ●	2,500,000	2,499,027
		8,944,525
Real Estate – 0.93%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	83,689
Carey (W.P.) 4.60% 4/1/24	400,000	404,629
CBL & Associates
4.60% 10/15/24	360,000	342,126
5.25% 12/1/23	95,000	97,453
Corporate Office Properties
3.60% 5/15/23	225,000	208,555
5.25% 2/15/24	575,000	587,241
DDR 3.625% 2/1/25	395,000	375,408
Education Realty Operating Partnership 4.60% 12/1/24	465,000	464,260
Hospitality Properties Trust 4.50% 3/15/25	460,000	448,070
Kimco Realty 3.40% 11/1/22	70,000	70,148
Omega Healthcare Investors 144A 4.50% 4/1/27 #	390,000	372,772
UDR 4.00% 10/1/25	120,000	122,222
		3,576,573
Technology – 4.40%
Alibaba Group Holding 144A 0.845% 11/28/17 #●	1,950,000	1,938,300
Baidu 2.75% 6/9/19	425,000	424,859
eBay 0.809% 8/1/19 ●	2,635,000	2,563,175
Flextronics International 144A 4.75% 6/15/25 #	440,000	430,100
International Business Machines 0.914% 11/6/21 ●	4,660,000	4,634,202
Motorola Solutions 4.00% 9/1/24	315,000	278,478
National Semiconductor 6.60% 6/15/17	310,000	336,410
Oracle 0.828% 10/8/19 ●	5,000,000	4,984,675
QUALCOMM 3.00% 5/20/22	325,000	321,214
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	499,886
Seagate HDD Cayman 144A 4.875% 6/1/27 #	65,000	56,620
Tencent Holdings 144A 3.375% 5/2/19 #	365,000	373,111
		16,841,030

8     NQ-215 [10/15] 12/15 (15595)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation – 0.62%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	235,000	$227,069
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	240,165	242,867
Aviation Capital Group 144A 2.875% 9/17/18 #	90,000	90,043
Burlington Northern Santa Fe 3.65% 9/1/25	210,000	214,538
CSX 3.35% 11/1/25	340,000	340,454
ERAC USA Finance 144A 5.25% 10/1/20 #	120,000	133,412
HPHT Finance 15 144A 2.875% 3/17/20 #	290,000	290,608
Trinity Industries 4.55% 10/1/24 @	540,000	514,239
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	194,056	198,180
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	110,000	110,963
		2,362,373
Utilities – 0.27%
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	1,005,000	1,024,248
		1,024,248
Total Corporate Bonds (cost $175,842,568)		174,426,534

Municipal Bonds – 3.39%
Maryland State Local Facilities 2nd Loan
Series A 5.00% 8/1/21	225,000	270,216
Mississippi State
Series C 5.00% 10/1/25	870,000	1,077,913
Missouri Higher Education Loan Authority
Series 2010-2 A-1 0.00% 8/27/29 ●	30,955	30,551
Missouri State Highway & Transportation Commission
Revenue (1st Lien) Series A
5.00% 5/1/26	805,000	1,021,996
New Mexico Educational Assistance
Foundation (Libor Floating)
Series 2010-1 A-3 1.529% 12/1/38 ●	120,000	119,696
New York City, New York
Series I 5.00% 8/1/22	185,000	222,154
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	260,000	294,130
North Texas Higher Education Authority Student Loan
Revenue (Libor Floating)
Series 2010-1 A-2 1.226% 7/1/30 ●	60,000	60,003
Series 2011-1 A 1.426% 4/1/40 ●	212,324	208,313

NQ-215 [10/15] 12/15 (15595)     9

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Oklahoma Student Loan Authority (Libor-Indexed)
Series 2010-A A-2A 1.524% 9/1/37 ●	95,000	$94,282
Series 2011-1 A-1 0.00% 6/1/40 ●	532,133	520,448
Pennsylvania Turnpike Commission
Series B-1 0.99% 12/1/21 ●	1,150,000	1,145,469
State of California
Series D 0.834% 12/1/28 ●	2,000,000	2,008,120
University of California
Series AO 5.00% 5/15/25	645,000	804,334
Series Y-1 0.693% 7/1/41 ●	2,000,000	1,999,040
Utah Transit Authority
Series A 5.00% 6/15/25	795,000	994,815
Washington State Motor Vehicle Fuel Tax
Series C 5.00% 2/1/25	1,715,000	2,114,012
Total Municipal Bonds (cost $12,981,613)		12,985,492

Non-Agency Asset-Backed Securities – 9.30%
American Express Credit Account Master Trust
Series 2013-1 A 0.616% 2/16/21 ●	500,000	500,016
Series 2014-1 A 0.566% 12/15/21 ●	5,000,000	4,977,797
Bank of America Credit Card Trust
Series 2014-A3 A 0.486% 1/15/20 ●	500,000	498,915
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.246% 11/15/19 ●	4,000,000	3,986,400
Chase Issuance Trust
Series 2007-A12 A12 0.246% 8/15/19 ●	1,500,000	1,490,593
Series 2007-A2 A2 0.246% 4/15/19 ●	1,665,000	1,659,375
Series 2013-A6 A6 0.616% 7/15/20 ●	1,625,000	1,624,234
Series 2014-A5 A5 0.566% 4/15/21 ●	3,595,000	3,578,470
Chesapeake Funding
Series 2012-2A A 144A 0.644% 5/7/24 #●	236,639	236,520
Series 2014-1A A 144A 0.614% 3/7/26 #●	162,070	161,588
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.617% 7/24/20 ●	1,500,000	1,498,241
Series 2013-A7 A7 0.627% 9/10/20 ●	1,700,000	1,703,272
Discover Card Execution Note Trust
Series 2012-A4 A4 0.566% 11/15/19 ●	2,000,000	1,999,128
Series 2013-A1 A1 0.496% 8/17/20 ●	675,000	673,469
Series 2014-A1 A1 0.626% 7/15/21 ●	300,000	299,522
Series 2015-A1 A1 0.546% 8/17/20 ●	1,500,000	1,495,146
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.596% 2/15/19 ●	2,000,000	1,997,804

10     NQ-215 [10/15] 12/15 (15595)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
GE Dealer Floorplan Master Note Trust
Series 2013-1 A 0.594% 4/20/18 ●	2,000,000	$1,999,024
Golden Credit Card Trust
Series 2015-1A A 144A 0.636% 2/15/20 #●	300,000	298,754
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.597% 4/10/28 #●	190,397	189,810
LCM VI
Series 6A A 144A 0.555% 5/28/19 #●	54,678	54,553
Nissan Master Owner Trust Receivables
Series 2013-A A 0.496% 2/15/18 ●	1,000,000	999,613
PFS Financing
Series 2015-AA A 144A 0.816% 4/15/20 #●	500,000	497,361
Trade MAPS 1
Series 2013-1A A 144A 0.895% 12/10/18 #●	3,200,000	3,192,101
Total Non-Agency Asset-Backed Securities
(cost $35,676,975)		35,611,706

Senior Secured Loans – 29.69%«
Accudyne Industries (Hamilton Sundstrand Industrial) 1st
Lien 4.00% 12/13/19	1,475,000	1,359,459
Air Medical Group Holdings Tranche B 1st Lien
4.50% 4/28/22	1,072,313	1,056,803
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/25/21	2,527,368	2,530,686
Altice Financing Tranche B 1st Lien 5.25% 2/4/22	857,850	857,850
Amaya Gaming Holdings 1st Lien 5.00% 8/1/21	1,496,250	1,465,701
American Tire Distributors 1st Lien 5.25% 9/26/21	1,105,697	1,109,152
Arnhold & S Bleichroeder Holdings (First Eagle) Term Loan
B 1st Lien 4.75% 1/30/22 @	1,665,000	1,631,700
Atkore International 2nd Lien 7.75% 10/9/21 @	919,000	811,017
Avaya 1st Lien 4.823% 10/26/17	2,273,995	1,876,046
Axalta Coating Systems U.S. Holdings 1st Lien
3.75% 2/1/20	311,690	311,301
Beacon Roofing Supply tranche B 1st Lien
4.00% 10/1/22 @	114,000	114,053
Berry Plastics 1st Lien 4.00% 10/1/22	340,000	341,039
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,250,000	1,221,250
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	633,468	627,881
Builders FirstSourse Tranche B 1st Lien 6.00% 7/31/22 @	1,545,000	1,539,447
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20	1,417,063	1,421,491
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21	2,062,376	1,831,648
Calpine Construction Finance Tranche B 1st Lien
3.00% 5/3/20	1,867,713	1,823,354
CCO Safari III Tranche H 1st Lien 3.25% 8/24/21	174,000	174,097

NQ-215 [10/15] 12/15 (15595)     11

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
CCO Safari III Tranche I 1st Lien 3.50% 1/21/23	523,000	$523,164
CDS US Intermediate Holdings (Cirque Du Soleil) 1st Lien
5.00% 7/8/22	445,000	447,281
CDS US Intermediate Holdings 2nd Lien 9.25% 6/24/23	200,000	197,667
Charter Communications Operating 3.00% 7/1/20	507,691	503,566
Charter Communications Operating Tranche F
3.00% 1/3/21	942,678	934,430
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	739,226	740,382
CommScope Tranche B 1st Lien 3.75% 12/29/22	629,000	629,197
Communications Sales & Leasing Tranche B 1st Lien
5.00% 10/24/22	723,188	684,015
Community Health Systems Tranche F 1st Lien
3.575% 12/31/18	857,306	855,029
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21	229,425	229,122
Crown Castle Operating Tranche B2 1st Lien
3.00% 1/31/21	1,041,817	1,042,754
CSC Holdings 1st Lien 5.00% 10/9/22	625,000	627,891
DAE Aviation Holdings 1st Lien 5.25% 7/7/22	585,000	584,269
DaVita Healthcare Partners Tranche B 1st Lien
3.50% 6/24/21	1,417,063	1,420,094
Dealer Computer Services (Reynolds & Reynolds) Tranche
B 2.188% 4/21/16	100,352	100,352
Dynegy Tranche B2 4.00% 4/23/20	577,466	575,816
Emdeon 1st Lien 3.75% 11/2/18	2,026,772	2,017,483
Endo Luxembourg Finance I Sarl Tranche B 1st Lien
3.75% 9/25/22	585,000	576,737
Energy Transfer Equity 1st Lien
3.25% 12/2/19	175,000	167,563
4.00% 12/2/19	720,294	700,636
First Data Tranche B 1st Lien
3.697% 3/24/17	961,000	960,996
4.197% 3/24/21	2,777,625	2,784,063
Flint Group 1st Lien 4.50% 9/7/21	530,974	528,209
Flint Group 2nd Lien 8.25% 9/7/22 @	250,000	246,667
Flint Group Tranche C 1st Lien 4.50% 9/7/21	87,776	87,036
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	1,324,132	1,125,181
Gardner Denver 1st Lien 4.25% 7/30/20	2,446,505	2,300,055
Gates Global 1st Lien 4.25% 7/3/21	702,900	663,069
Green Energy Partners (Panda Stonewall) Tranche B 1st
Lien 6.50% 11/13/21	470,000	458,250
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	1,960,548	1,966,810
Houghton International 1st Lien 4.25% 12/20/19	1,123,262	1,123,730
Houghton International 2nd Lien 9.75% 12/21/20	195,000	193,537

12     NQ-215 [10/15] 12/15 (15595)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Hudson’s Bay 1st Lien 4.75% 9/30/22	1,755,000	$1,760,484
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,550,725	2,520,966
Hyperion Insurance Group Tranche B 1st Lien
5.50% 4/30/22	805,950	809,308
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	859,211	861,985
IBC Capital 1st Lien 4.75% 9/15/21	571,078	525,391
iHeartCommunications Tranche D 1st Lien
6.938% 1/30/19	1,725,000	1,449,616
iHeartCommunications Tranche E 1st Lien
7.688% 7/30/19	498,032	423,327
Immucor Tranche B2 1st Lien 5.00% 8/19/18	2,326,561	2,282,938
Ineos U.S. Finance Tranche B 1st Lien 4.25% 3/31/22	810,923	801,800
Ineos US Finance Tranche B 1st Lien 3.75% 12/15/20	543,921	530,776
Informatica Tranche B 1st Lien 4.50% 6/3/22	400,000	396,208
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,850,641	2,768,240
KIK Custom Products 1st Lien 6.00% 8/26/22 @	2,120,000	2,076,939
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	371,946	372,411
Landry’s Tranche B 1st Lien 4.00% 4/24/18	1,537,831	1,541,426
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	2,365,000	2,373,869
LTS Buyer 1st Lien 4.00% 4/13/20	171,063	169,003
LTS Buyer 2nd Lien 8.00% 4/1/21	1,488,075	1,460,794
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	921,101	924,359
Mauser Holding 2nd Lien 8.75% 7/31/22 @	123,000	116,543
MGM Resorts International 1st Lien 3.50% 12/20/19	2,674,412	2,673,061
Moxie Patriot Tranche B1 1st Lien 6.75% 12/19/20	1,046,000	998,930
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21	1,681,429	1,662,338
New Albertsons 1st Lien 4.75% 6/27/21	341,326	340,088
NRG Energy Tranche B 2.75% 7/1/18	498,721	485,903
Numericable US 1st Lien 4.50% 5/21/20	1,793,606	1,775,670
Numericable US Tranche B2 1st Lien 4.50% 5/21/20	1,551,714	1,534,378
Pabst Blue Ribbon 1st Lien 5.75% 11/13/21	970,633	972,251
Pabst Blue Ribbon 2nd Lien 9.25% 11/13/22	400,000	393,500
Panda Hummel Term Loan B1 1st Lien 7.00% 10/26/22 @	625,000	609,375
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	1,348,000	1,294,080
Penney (J.C.) 1st Lien 6.00% 5/22/18	800,952	799,450
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22	670,000	660,787
Quickrete Holdings 2nd Lien 7.00% 3/30/21	879,789	882,539
Reynolds Group Holdings Tranche B 1st Lien
4.50% 12/1/18	1,187,596	1,190,862
SAM Finance Tranche B 1st Lien 4.25% 12/17/20	614,462	617,822
Scientific Games International 1st Lien 6.00% 10/18/20	2,200,800	2,156,097
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	825,000	822,319
Sensus USA 8.50% 5/9/18 @	565,000	560,763

NQ-215 [10/15] 12/15 (15595)     13

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
SIG Combibloc PurchaseCo 1st Lien 4.25% 3/13/22	258,700	$259,006
Sinclair Television Group Tranche B1 1st Lien
3.50% 7/31/21	688,275	683,973
Solenis International 1st Lien 4.25% 7/31/21	584,100	575,795
Solenis International 2nd Lien 7.75% 7/31/22	275,000	259,417
Spectrum Brands 1st Lien 3.75% 6/23/22	482,308	484,909
SS&C European Holdings Tranche B2 1st Lien
4.00% 7/8/22	71,193	71,497
SS&C Technologies Tranche B1 1st Lien 4.00% 7/8/22	460,117	462,085
Stardust Finance Holdings Tranche B 1st Lien
6.50% 3/13/22	1,216,750	1,203,062
Summit Materials Tranche B 1st Lien 4.25% 7/17/22	583,538	583,355
SUPERVALU 1st Lien 4.50% 3/21/19	656,438	656,400
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22	557,200	557,200
TransDigm Tranche E 1st Lien 3.50% 5/14/22	1,828,367	1,797,133
Tribune Media Tranche B 1st Lien 3.75% 12/27/20	583,538	583,166
Univar USA Tranche B 1st Lien 4.25% 7/1/22	187,000	184,328
Univision Communications 1st Lien 4.00% 3/1/20	1,973,166	1,962,529
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20	2,878,908	2,861,315
US Airways Tranche B1 1st Lien 3.50% 5/23/19	438,129	436,806
US Airways Tranche B2 1st Lien 3.00% 11/23/16	148,960	148,836
USI Insurance Services Tranche B 1st Lien
4.25% 12/27/19	680,855	674,898
Valeant Pharmaceuticals 3.75% 12/11/19	955,000	895,790
Valeant Pharmaceuticals International Tranche BE 1st Lien
3.75% 8/5/20	1,765,060	1,645,036
Valeant Pharmaceuticals International Tranche B-F1 1st
Lien 4.00% 4/1/22	1,087,325	1,013,154
Varsity Brands Tranche B 1st Lien 5.00% 12/15/21	977,613	977,001
Visant Corp Term Loan 1st Lien 7.00% 9/23/21	1,062,000	1,055,464
Wide Open West Finance Tranche B 1st Lien
4.50% 4/1/19	941,568	929,700
Total Senior Secured Loans (cost $115,666,537)		113,657,477

Sovereign Bonds – 0.27%Δ
Colombia – 0.06%
Colombia Government International Bond
2.121% 11/16/15 ●	240,000	240,600
		240,600
Norway – 0.13%
Kommunalbanken 144A 0.513% 2/20/18 #●	500,000	500,743
		500,743

14     NQ-215 [10/15] 12/15 (15595)

(Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A
6.85% 11/3/25 #	290,000	$287,119
		287,119
Total Sovereign Bonds (cost $1,031,175)		1,028,462

U.S. Treasury Obligations – 0.61%
U.S. Treasury Notes
1.375% 10/31/20	975,000	967,963
1.375% 9/30/20	755,000	749,932
2.00% 8/15/25	605,000	597,036
Total U.S. Treasury Obligations (cost $2,326,317)		2,314,931

	Number of
	shares
Convertible Preferred Stock – 0.07%
Chesapeake Energy 5.75% exercise price $26.10,
expiration date 12/31/49	145	65,250
Crown Castle International 4.50% exercise price $87.58,
expiration date 11/1/16	350	37,195
Dynegy 5.375% exercise price $38.75, expiration date
11/1/17	450	32,751
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16 @	2,569	48,939
Maiden Holdings 7.25% exercise price $15.22, expiration
date 9/15/16	1,823	100,903
Total Convertible Preferred Stock (cost $482,303)		285,038

Preferred Stock – 1.32%
Bank of America 6.10% ●	255,000	258,187
Integrys Energy Group 6.00% @●	29,900	763,386
National Retail Properties 5.70%	7,525	189,329
PNC Preferred Funding Trust II 144A 1.56% #●	2,500,000	2,315,625
Public Storage 5.20%	3,200	79,072
USB Realty 144A 1.468% #@●	1,600,000	1,454,000
Total Preferred Stock (cost $5,097,875)		5,059,599

	Principal amount°
Short-Term Investments – 1.53%
Discount Notes – 1.53%≠
Federal Home Loan Bank
0.103% 11/3/15	292,199	292,199

NQ-215 [10/15] 12/15 (15595)     15

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.14% 2/18/16	344,376	$344,262
0.155% 2/3/16	1,390,122	1,389,728
0.17% 1/21/16	1,359,917	1,359,675
0.185% 1/19/16	606,984	606,879
0.19% 3/22/16	712,694	712,205
0.195% 12/2/15	859,696	859,675
0.295% 3/2/16	293,780	293,608
Total Short-Term Investments (cost $5,857,320)		5,858,231

Total Value of Securities – 96.73%
(cost $374,355,458)		370,295,298

Receivables and Other Assets Net of Liabilities – 3.27%★		12,503,001
Net Assets – 100.00%		$382,798,299

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2015, the aggregate value of Rule 144A securities was $55,398,209, which represents 14.47% of the Fund’s net assets.

@	Illiquid security. At Oct. 31, 2015, the aggregate value of illiquid securities was $15,222,779, which represents 3.98% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $87,000 cash collateral for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Oct. 31, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2015.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2015.

16     NQ-215 [10/15] 12/15 (15595)

(Unaudited)

The following futures contracts and swap contracts were outstanding at Oct. 31, 2015:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contract to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(26)	U.S. Treasury 10 yr Notes	$(3,311,266)	$(3,319,875)	12/22/15	$(8,609)
(45)	USD IRS 5 yr	(4,565,264)	(4,594,219)	12/15/15	(28,955)
		$(7,876,530)			$(37,564)

Swap Contracts

CDS Contracts1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]	Payments	Date	(Depreciation)
	Protection Purchased:
CITI	JPMC - CDX.NA.HY.24	1,980,000	5.00%	6/20/20	$(4,967)
ICE	MSC - CDX.NA.IG.25	5,000,000	1.00%	12/20/20	(6,851)
JPMC	People’s Republic of China	780,000	1.00%	9/20/20	(1,380)
	iTraxx Europe Crossover Series
MSC	24 Version 1	EUR 2,595,000	5.00%	12/20/20	(15,141)
					$(28,339)

Interest Rate Swap Contracts3

		Fixed	Floating		Unrealized
Swap Referenced		Interest Rate	Interest Rate	Termination	Appreciation
Obligation & Counterparty	Notional Value[2]	Paid	Received	Date	(Depreciation)
CME - 5 yr
MSC	12,300,000	1.677%	31.900%	7/11/18	$(212,686)
CME - 7 yr
HSBC	1,000,000	2.226%	32.000%	10/15/21	(33,069)
JPMC	10,000,000	2.215%	31.400%	5/12/21	(336,858)
JPMC	20,090,000	2.171%	33.400%	6/17/22	(548,338)
CME - 10 yr
JPMC	12,745,000	2.880%	31.900%	7/11/23	(947,250)
MSC	3,000,000	2.333%	31.100%	5/8/25	(81,044)
LCH - 5 yr
DB	3,300,000	1.213%	33.200%	6/10/18	(17,290)
					$(2,176,535)

The use of future contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-215 [10/15] 12/15 (15595)     17

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

[1]

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

[2]	Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3]

An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
EUR – European Monetary Unit
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPMC – JPMorgan Chase Bank
LCH – LCH.Clearnet Limited
MSC – Morgan Stanley Capital
REMIC – Real Estate Mortgage Investment Conduit
USD – U.S. Dollar
yr – Year

18     NQ-215 [10/15] 12/15 (15595)

Notes
Delaware Diversified Floating Rate Fund	October 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Diversified Floating Rate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities	$—	$41,142,827	$—	$41,142,827
Corporate Debt	—	187,963,241	—	187,963,241
Municipal Bonds	—	12,985,492	—	12,985,492
Senior Secured Loans [1]	—	112,454,415	1,203,062	113,657,477
Foreign Debt	—	1,028,462	—	1,028,462
U.S. Treasury Obligations	—	2,314,931	—	2,314,931
Convertible Preferred Stock[1]	219,788	65,250	—	285,038
Preferred Stock[1]	1,031,787	4,027,812	—	5,059,599
Short-Term Investments	—	5,858,231	—	5,858,231
Total Value of Securities	$1,251,575	$367,840,661	$1,203,062	$370,295,298

Futures Contracts	$(37,564)	$—	$—	$(37,564)
Swap Contracts	—	(2,204,874)	—	(2,204,874)

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(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.94%	1.06%	100.00%
Convertible Preferred Stock	77.11%	22.89%	—	100.00%
Preferred Stock	20.39%	79.61%	—	100.00%

During the period ended Oct. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: